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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07651

ING Variable Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:        December 31

Date of reporting period:      March 31, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Global Science and Technology Portfolio
ING VP Growth Portfolio
ING VP Index Plus LargeCap Portfolio
ING VP Index Plus MidCap Portfolio
ING VP Index Plus SmallCap Portfolio
ING VP International Equity Portfolio
ING VP Small Company Portfolio
ING VP Value Opportunity Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Global Science and Technology Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 98.4%
		Bermuda: 0.5%
10,700		Accenture Ltd.	$412,378
			412,378
		Brazil: 0.5%
30,200	L	NET Servicos de Comunicacao SA ADR	408,002
			408,002
		Canada: 1.2%
9,800	@	Cognos, Inc.	386,022
4,000	@, L	Research In Motion Ltd.	545,960
			931,982
		Cayman Islands: 0.6%
21,900	L	Seagate Technology, Inc.	510,270
			510,270
		China: 0.0%
1,400	@	China Communications Services Corp., Ltd.	948
			948
		France: 3.3%
4,700	@	Alstom	611,001
14,000	@	Business Objects SA ADR	506,660
5,615		Capgemini SA	427,376
3,400		Neopost SA	487,108
5,819	@	NicOx SA	155,571
3,400		Schneider Electric SA	433,370
			2,621,086
		Germany: 2.4%
33,800	@, L	Infineon Technologies AG ADR	526,266
15,700	L	SAP AG ADR	701,005
8,200		Software AG	704,775
			1,932,046
		Hong Kong: 1.7%
88,900	L	ASM Pacific Technology	523,669
92,400		China Mobile Ltd.	831,134
			1,354,803
		India: 1.1%
51,000	@	Bharti Airtel Ltd.	891,933
			891,933
		Israel: 0.1%
4,000	@, L	Mellanox Technologies Ltd.	58,200
			58,200
		Japan: 3.1%
7,000		Disco Corp.	425,553
28,400		Kurita Water Industries Ltd.	683,982
1,200		Nintendo Co., Ltd.	348,194
36,000		NSD CO., Ltd.	555,244
2,500		Obic Co., Ltd.	492,917
			2,505,890
		Mexico: 1.1%
17,700		America Movil SA de CV ADR	845,883
			845,883
		Netherlands: 0.6%
20,200	@, L	ASML Holding NV	499,950
			499,950
		Singapore: 1.7%
34,600	@	Flextronics International Ltd.	378,524
491,100	@	STATS ChipPAC Ltd.	591,209
17,771	@	Verigy Ltd.	417,085
			1,386,818
		South Korea: 1.4%
4,500	@	NHN Corp.	657,579
700		Samsung Electronics Co., Ltd.	417,356
			1,074,935
		Switzerland: 2.2%
3,700		Alcon, Inc.	487,734
3,600		Roche Holding AG	639,491
7,500		Roche Holding AG ADR	660,428
			1,787,653
		Taiwan: 5.3%
109,660		Cheng Uei Precision Industry Co., Ltd.	379,868
170,000		Gemtek Technology Corp.	420,364
74,433		HON HAI Precision Industry Co., Ltd.	497,357
476,000		Inventec Co., Ltd.	379,057
66,135		Lite-On Technology Corp.	85,142
32,000		MediaTek, Inc.	366,208
660,000		Powerchip Semiconductor Corp.	394,425
250,000		Realtek Semiconductor Corp.	548,201
65,600		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	705,200
287,728		Wistron Corp.	435,243
			4,211,065
		United Kingdom: 2.0%
64,100	@	Autonomy Corp. PLC	867,303
117,800		Meggitt PLC	691,395
			1,558,698
		United States: 69.6%
7,800		Abbott Laboratories	435,240
21,900	@	Adobe Systems, Inc.	913,230
25,800	@, L	Agere Systems, Inc.	583,596
21,000	@	Agilent Technologies, Inc.	707,490

PORTFOLIO OF INVESTMENTS
ING VP Global Science and Technology Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		United States (continued)
14,900	@, L	Akamai Technologies, Inc.	$ 743,808
10,800	@, L	Alexion Pharmaceuticals, Inc.	466,992
9,700		Amphenol Corp.	626,329
19,200	@	Apple, Inc.	1,783,872
30,700	@	Applera Corp. - Celera Genomics Group	435,940
35,500	L	Applied Materials, Inc.	650,360
13,500	@, L	aQuantive, Inc.	376,785
26,800		AT&T, Inc.	1,056,724
25,700	@, L	Atheros Communications, Inc.	615,001
16,900	@, L	Autodesk, Inc.	635,440
9,100	@	Avnet, Inc.	328,874
8,400		Becton Dickinson & Co.	645,876
12,300	@	Biogen Idec, Inc.	545,874
22,800	@, L	BioMarin Pharmaceuticals, Inc.	393,528
14,600		Biomet, Inc.	620,354
27,300	@	Broadcom Corp.	875,511
19,700	@, L	Cadence Design Systems, Inc.	414,882
8,900	@	Charles River Laboratories International, Inc.	411,714
12,500	@	Chordiant Software, Inc.	130,013
21,400	@, L	Ciena Corp.	598,130
62,200	@	Cisco Systems, Inc.	1,587,967
20,100	@, L	Comcast Corp.	521,595
29,000	@	Corning, Inc.	659,460
15,800	@, L	Cyberonics	296,724
7,600	@, L	DST Systems, Inc.	571,520
10,300	@, L	Electronic Arts, Inc.	518,708
28,500	@	EMC Corp.	394,725
16,000	@	Fiserv, Inc.	848,960
31,700	@, L	Foundry Networks, Inc.	430,169
13,100	@, L	Genentech, Inc.	1,075,772
12,800	@	Gilead Sciences, Inc.	979,200
15,300		Goodrich Corp.	787,644
3,400	@	Google, Inc.	1,557,744
13,100	L	Harris Corp.	667,445
23,200		Hewlett-Packard Co.	931,248
8,900	@, L	Huron Consulting Group, Inc.	541,476
17,900	@	Hyperion Solutions Corp.	927,757
9,100	@, L	Integra LifeSciences Holdings Corp.	414,778
42,400	@	Integrated Device Technology, Inc.	653,808
48,700		Intel Corp.	931,631
13,200	@, L	InterMune, Inc.	325,512
15,300		International Business Machines Corp.	1,442,178
15,100		Intersil Corp.	399,999
9,300		Johnson & Johnson	560,418
27,300	@, L	Juniper Networks, Inc.	537,264
20,600	L	KLA-Tencor Corp.	1,098,392
19,949	@	Kosan Biosciences, Inc.	109,720
13,500	@, L	Lam Research Corp.	639,090
15,900	@	Liberty Global, Inc.	521,774
15,900		Lockheed Martin Corp.	1,542,618
18,200		Maxim Integrated Products	535,080
16,400		Medtronic, Inc.	804,584
9,400	@	MEMC Electronic Materials, Inc.	569,452
9,800		Merck & Co., Inc.	432,866
40,200		Microsoft Corp.	1,120,374
23,200		Motorola, Inc.	409,944
24,200	@, L	Myriad Genetics, Inc.	833,932
21,000		National Semiconductor Corp.	506,940
32,200	@	NetList, Inc.	224,112
26,000	@, L	Network Appliance, Inc.	949,520
13,100	@, L	NeuStar, Inc.	372,564
12,800	@	Nvidia Corp.	368,384
15,800	@, L	OpNext, Inc.	233,682
8,700	@, L	Optium Corp.	168,867
39,200	@	Oracle Corp.	710,696
26,900		Qualcomm, Inc.	1,147,554
26,400	@, L	Regeneron Pharmaceuticals, Inc.	570,768
13,300	@, L	RightNow Technologies, Inc.	217,854
16,600	@, L	Salary.com, Inc.	184,758
11,200	@, L	Salesforce.com, Inc.	479,584
13,000	@	SenoRx, Inc.	106,470
19,400	@, L	Spansion, LLC	236,486
11,200	@, L	Stanley, Inc.	174,720
10,500	L	Stryker Corp.	696,360
100,400	@, L	Sun Microsystems, Inc.	603,404
9,200	@	Switch and Data, Inc.	166,704
34,500	@	Sybase, Inc.	872,160
4,300	L	Textron, Inc.	386,140
21,200	@, L	Thoratec Corp.	443,080
55,300	@, L	TIBCO Software, Inc.	471,156
7,500	@	Varian, Inc.	436,950
24,300	@, L	VeriSign, Inc.	610,416
6,895	@, L	Waters Corp.	399,910
31,441		Windstream Corp.	461,868
29,000	@, L	Wright Medical Group, Inc.	646,410
5,400	@	Zimmer Holdings, Inc.	461,214
			55,485,822
		Total Common Stock (Cost $69,115,260)	78,478,362
RIGHTS: 0.2%
		United Kingdom: 0.2%
58,900	@	Meggitt PLC	115,037
		Total Rights (Cost $—)	115,037
		Total Long-Term Investments (Cost $69,115,260)	78,593,399

PORTFOLIO OF INVESTMENTS
ING VP Global Science and Technology Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount				Value
SHORT-TERM INVESTMENTS: 26.4%
		Securities Lending Collateralcc: 26.4%
$21,064,758		The Bank of New York Institutional Cash Reserves Fund		$21,064,758
		Total Short-Term Investments (Cost $21,064,758)		21,064,758
		Total Investments in Securities (Cost $90,180,018)*	125.0%	$99,658,157
		Other Assets and Liabilities — Net	(25.0)	(19,914,822)
		Net Assets	100.0%	$79,743,335

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
	*	Cost for federal income tax purposes is $90,324,320.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$10,580,564
		Gross Unrealized Depreciation		(1,246,727)
		Net Unrealized Appreciation		$9,333,837

PORTFOLIO OF INVESTMENTS
ING VP Growth Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 98.7%
		Advertising: 1.0%
20,000		Omnicom Group	$2,047,600
			2,047,600
		Agriculture: 2.4%
54,600	L	Altria Group, Inc.	4,794,426
			4,794,426
		Apparel: 2.3%
92,200	@	Coach, Inc.	4,614,610
			4,614,610
		Banks: 2.0%
97,700		Bank of New York Co., Inc.	3,961,735
			3,961,735
		Chemicals: 2.6%
94,940		Monsanto Co.	5,217,902
			5,217,902
		Commercial Services: 3.8%
93,900	@@	Accenture Ltd.	3,618,906
70,400	L	McKesson Corp.	4,121,216
			7,740,122
		Computers: 8.4%
56,000	@	Apple, Inc.	5,202,960
175,300	@	Dell, Inc.	4,068,713
123,000		Hewlett-Packard Co.	4,937,220
75,500	@, L	Network Appliance, Inc.	2,757,260
			16,966,153
		Cosmetics/Personal Care: 2.8%
94,700		Avon Products, Inc.	3,528,522
32,765		Procter & Gamble Co.	2,069,437
			5,597,959
		Diversified Financial Services: 9.1%
91,580		American Express Co.	5,165,112
21,200	@, L	Cbot Holdings, Inc.	3,847,800
166,810		Charles Schwab Corp.	3,050,955
20,300		Goldman Sachs Group, Inc.	4,194,589
26,100		Morgan Stanley	2,051,046
			18,309,502
		Electric: 1.5%
139,600	@	AES Corp.	3,004,192
			3,004,192
		Electronics: 1.2%
52,380	@	Thermo Electron Corp.	2,448,765
			2,448,765
		Engineering & Construction: 0.9%
36,600	@	McDermott International, Inc.	1,792,668
			1,792,668
		Healthcare — Products: 5.2%
91,800		Baxter International, Inc.	4,835,106
40,900	@	St. Jude Medical, Inc.	1,538,249
47,760	@	Zimmer Holdings, Inc.	4,079,182
			10,452,537
		Household Products/Wares: 1.5%
48,700		Clorox Co.	3,101,703
			3,101,703
		Insurance: 0.8%
26,700		Principal Financial Group	1,598,529
			1,598,529
		Internet: 5.1%
8,760	@	Google, Inc.	4,013,482
95,600	@, L	VeriSign, Inc.	2,401,472
122,300	@, L	Yahoo!, Inc.	3,826,767
			10,241,721
		Media: 4.5%
134,950	@, L	Comcast Corp.	3,501,953
114,200		News Corp., Inc. - Class B	2,794,474
79,400		Walt Disney Co.	2,733,742
			9,030,169
		Metal Fabricate/Hardware: 1.4%
27,100		Precision Castparts Corp.	2,819,755
			2,819,755
		Miscellaneous Manufacturing: 4.2%
69,994		Danaher Corp.	5,001,071
61,600		Roper Industries, Inc.	3,380,608
			8,381,679

PORTFOLIO OF INVESTMENTS
ING VP Growth Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Oil & Gas: 1.5%
41,200		ExxonMobil Corp.	$3,108,540
			3,108,540
		Oil & Gas Services: 0.8%
27,200	@, L	Cameron International Corp.	1,707,888
			1,707,888
		Pharmaceuticals: 10.1%
109,500		Abbott Laboratories	6,110,100
30,000	@, L	Express Scripts, Inc.	2,421,600
103,800	@	Gilead Sciences, Inc.	7,940,700
88,400		Merck & Co., Inc.	3,904,628
			20,377,028
		Retail: 6.9%
62,200	L	Best Buy Co., Inc.	3,030,384
67,300		McDonald’s Corp.	3,031,865
57,400		Nordstrom, Inc.	3,038,756
89,200	@	Office Depot, Inc.	3,134,488
82,000		Saks, Inc.	1,708,880
			13,944,373
		Semiconductors: 3.4%
87,900	@	Broadcom Corp.	2,818,953
367,000	@@, L	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,945,250
			6,764,203
		Software: 6.4%
148,300	@, L	Activision, Inc.	2,808,802
36,700	@	Adobe Systems, Inc.	1,530,390
306,810		Microsoft Corp.	8,550,795
			12,889,987
		Telecommunications: 7.9%
68,500		AT&T, Inc.	2,700,955
252,500	@	Cisco Systems, Inc.	6,446,325
21,300	@, L	NII Holdings, Inc.	1,580,034
122,800		Qualcomm, Inc.	5,238,648
			15,965,962
		Toys/Games/Hobbies: 1.0%
75,300		Mattel, Inc.	2,076,021
			2,076,021
		Total Common Stock (Cost $190,146,295)	198,955,729

Principal Amount				Value
SHORT-TERM INVESTMENTS: 15.6%
		Mutual Fund: 0.7%
$1,500,000	**	ING Institutional Prime Money Market Fund		$1,500,000
		Total Mutual Fund (Cost $1,500,000)		1,500,000
		Repurchase Agreement: 0.1%
206,000		Goldman Sachs Repurchase Agreement dated 03/30/07, 5.340%, due 04/02/07, $206,092 to be received upon repurchase (Collateralized by $205,000 Federal National Mortgage Association, 5.000%, Market Value plus accrued interest $210,786, due 04/15/15)		206,000
		Total Repurchase Agreement (Cost $206,000)		206,000
		Securities Lending Collateralcc: 14.8%
29,730,944		The Bank of New York Institutional Cash Reserves Fund		29,730,944
		Total Securities Lending Collateral (Cost $29,730,944)		29,730,944
		Total Short-Term Investments (Cost $31,436,944)		31,436,944
		Total Investments in Securities (Cost $221,583,239)*	114.3%	$230,392,673
		Other Assets and Liabilities — Net	(14.3)	(28,894,527)
		Net Assets	100.0%	$201,498,146

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
**	Investment in affiliate

PORTFOLIO OF INVESTMENTS
ING VP Growth Portfolio	as of March 31, 2007 (Unaudited) (continued)

*	Cost for federal income tax purposes is $222,072,930.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$10,625,547
	Gross Unrealized Depreciation	(2,305,804)
	Net Unrealized Appreciation	$8,319,743

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 98.6%
		Advertising: 1.4%
343,150		Omnicom Group	$35,131,697
			35,131,697
		Aerospace/Defense: 2.9%
181,400		Boeing Co.	16,128,274
215,300		Lockheed Martin Corp.	20,888,406
450,550		Raytheon Co.	23,635,853
230,800		United Technologies Corp.	15,002,000
			75,654,533
		Agriculture: 2.3%
394,950		Altria Group, Inc.	34,680,560
172,600	L	Reynolds American, Inc.	10,771,966
229,300	L	UST, Inc.	13,294,814
			58,747,340
		Apparel: 0.8%
360,100	@, L	Coach, Inc.	18,023,005
98,450		Jones Apparel Group, Inc.	3,025,369
			21,048,374
		Auto Manufacturers: 0.1%
221,821	@, L	Ford Motor Co.	1,750,168
			1,750,168
		Banks: 6.3%
1,304,047		Bank of America Corp.	66,532,478
151,100	L	Comerica, Inc.	8,933,032
425,987	L	National City Corp.	15,868,016
457,750	L	Regions Financial Corp.	16,190,618
331,397		US Bancorp.	11,588,953
421,536		Wachovia Corp.	23,205,557
581,200	L	Wells Fargo & Co.	20,010,716
			162,329,370
		Beverages: 1.2%
257,900		Anheuser-Busch Cos., Inc.	13,013,634
229,100	L	Pepsi Bottling Group, Inc.	7,305,999
171,350		PepsiCo, Inc.	10,891,006
			31,210,639
		Biotechnology: 0.5%
218,240	@, L	Amgen, Inc.	12,195,251
			12,195,251
		Chemicals: 0.7%
20,000		Ashland, Inc.	1,312,000
72,850		EI DuPont de Nemours & Co.	3,600,976
76,800		International Flavors & Fragrances, Inc.	3,626,496
109,650		Sherwin-Williams Co.	7,241,286
67,700		Sigma-Aldrich Corp.	2,810,904
			18,591,662
		Commercial Services: 1.0%
117,400	@, L	Apollo Group, Inc.	5,153,860
246,100	@	Convergys Corp.	6,253,401
256,050		McKesson Corp.	14,989,167
			26,396,428
		Computers: 6.8%
20,000	@	Affiliated Computer Services, Inc.	1,177,600
196,300	@	Apple, Inc.	18,238,233
1,652,939	@	Dell, Inc.	38,364,714
995,118		Hewlett-Packard Co.	39,944,037
619,650	L	International Business Machines Corp.	58,408,209
182,200	@, L	Lexmark International, Inc.	10,651,412
39,200	@, L	Network Appliance, Inc.	1,431,584
77,400	@, L	Sandisk Corp.	3,390,120
337,300	@	Unisys Corp.	2,843,439
			174,449,348
		Cosmetics/Personal Care: 2.1%
120,450	L	Estee Lauder Cos., Inc.	5,883,983
749,742		Procter & Gamble Co.	47,353,705
			53,237,688
		Distribution/Wholesale: 0.1%
16,700		WW Grainger, Inc.	1,289,908
			1,289,908
		Diversified Financial Services: 9.8%
222,450		American Express Co.	12,546,180
185,500	L	CIT Group, Inc.	9,816,660
1,379,000		Citigroup, Inc.	70,797,860

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
119,200	L	Countrywide Financial Corp.	$4,009,888
71,300		Fannie Mae	3,891,554
162,600		Goldman Sachs Group, Inc.	33,598,038
1,092,500		JP Morgan Chase & Co.	52,855,135
272,650	L	Lehman Brothers Holdings, Inc.	19,104,586
153,019	L	Merrill Lynch & Co., Inc.	12,497,062
408,700		Morgan Stanley	32,189,212
			251,306,175
		Electric: 2.7%
288,650	@	AES Corp.	6,211,748
50,250		American Electric Power Co., Inc.	2,449,688
307,150	L	Centerpoint Energy, Inc.	5,510,271
319,800		Edison International	15,711,774
32,100		Entergy Corp.	3,367,932
73,650		PG&E Corp.	3,555,086
237,800	L	Public Service Enterprise Group, Inc.	19,746,912
92,800		TXU Corp.	5,948,480
325,400		Xcel Energy, Inc.	8,034,126
			70,536,017
		Environmental Control: 0.7%
525,350		Waste Management, Inc.	18,077,294
			18,077,294
		Food: 1.4%
216,500		Campbell Soup Co.	8,432,675
394,650		General Mills, Inc.	22,976,523
99,400		Safeway, Inc.	3,642,016
			35,051,214
		Forest Products & Paper: 0.3%
142,250		Temple-Inland, Inc.	8,498,015
			8,498,015
		Gas: 0.6%
34,250		KeySpan Corp.	1,409,388
141,500		Nicor, Inc.	6,851,430
267,650	L	NiSource, Inc.	6,541,366
			14,802,184
		Hand/Machine Tools: 0.4%
57,700	L	Snap-On, Inc.	2,775,370
138,100		Stanley Works	7,645,216
			10,420,586
		Healthcare — Products: 1.1%
24,800		Baxter International, Inc.	1,306,216
47,850	L	Biomet, Inc.	2,033,147
409,500		Johnson & Johnson	24,676,470
			28,015,833
		Healthcare — Services: 3.1%
275,600		Aetna, Inc.	12,068,524
69,450	@	Coventry Health Care, Inc.	3,892,673
153,800	@, L	Humana, Inc.	8,923,476
589,750		UnitedHealth Group, Inc.	31,239,058
292,550	@	WellPoint, Inc.	23,725,805
			79,849,536
		Insurance: 5.6%
235,100	@@	ACE Ltd.	13,414,806
223,250		Allstate Corp.	13,408,395
407,200		American International Group, Inc.	27,371,984
291,750		Chubb Corp.	15,074,723
357,600		Genworth Financial, Inc.	12,494,544
106,737		Hartford Financial Services Group, Inc.	10,201,922
85,850	L	Metlife, Inc.	5,421,428
57,900	L	MGIC Investment Corp.	3,411,468
443,500	L	Progressive Corp.	9,677,170
241,950	L	Prudential Financial, Inc.	21,838,407
91,720		Safeco Corp.	6,092,960
94,200		Travelers Cos., Inc.	4,876,734
			143,284,541
		Internet: 0.9%
104,900	@, L	Amazon.com, Inc.	4,173,971
19,300	@	Google, Inc.	8,842,488
132,000	@	IAC/InterActiveCorp.	4,977,720
202,250	@, L	VeriSign, Inc.	5,080,520
			23,074,699
		Iron/Steel: 1.3%
316,450		Nucor Corp.	20,610,389
118,650	L	United States Steel Corp.	11,766,521
			32,376,910
		Leisure Time: 0.0%
25,800		Sabre Holdings Corp.	844,950
			844,950

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Lodging: 0.1%
36,500		Harrah’s Entertainment, Inc.	$3,082,425
			3,082,425
		Machinery — Diversified: 0.5%
92,400	L	Cummins, Inc.	13,372,128
			13,372,128
		Media: 2.9%
97,650		Clear Channel Communications, Inc.	3,421,656
492,900	L	McGraw-Hill Cos., Inc.	30,993,552
393,900		News Corp., Inc. - Class A	9,106,968
929,000		Walt Disney Co.	31,985,470
			75,507,646
		Miscellaneous Manufacturing: 4.9%
178,000		Cooper Industries Ltd.	8,008,220
281,600	L	Eastman Kodak Co.	6,352,896
191,200		Eaton Corp.	15,976,672
1,238,000		General Electric Co.	43,775,680
595,150	L	Honeywell International, Inc.	27,412,609
115,450	L	Parker Hannifin Corp.	9,964,490
459,792	@@	Tyco International Ltd.	14,506,438
			125,997,005
		Office/Business Equipment: 0.6%
945,938	@, L	Xerox Corp.	15,976,893
			15,976,893
		Oil & Gas: 9.6%
647,668		Chevron Corp.	47,901,525
114,226		ConocoPhillips	7,807,347
1,592,500	S	ExxonMobil Corp.	120,154,125
315,150		Marathon Oil Corp.	31,146,275
395,150	L	Occidental Petroleum Corp.	19,484,847
313,600		Valero Energy Corp.	20,224,064
			246,718,183
		Oil & Gas Services: 1.2%
523,950		Halliburton Co.	16,630,173
55,300	@, L	National Oilwell Varco, Inc.	4,301,787
124,700	L	Schlumberger Ltd.	8,616,770
			29,548,730
		Packaging & Containers: 0.7%
439,850	@	Pactiv Corp.	14,840,539
116,500	L	Sealed Air Corp.	3,681,400
			18,521,939
		Pharmaceuticals: 6.1%
289,450	L	AmerisourceBergen Corp.	15,268,488
269,750	@, L	Forest Laboratories, Inc.	13,875,940
511,516	@, L	King Pharmaceuticals, Inc.	10,061,520
829,000		Merck & Co., Inc.	36,616,930
207,600		Mylan Laboratories	4,388,664
1,960,950		Pfizer, Inc.	49,533,597
1,007,150		Schering-Plough Corp.	25,692,397
49,350	L	Wyeth	2,468,981
			157,906,517
		Pipelines: 0.1%
21,100		Kinder Morgan, Inc.	2,246,095
			2,246,095
		Real Estate: 0.0%
41,850	@, L	Realogy Corp.	1,239,179
			1,239,179
		Retail: 5.7%
107,200	@, L	Big Lots, Inc.	3,353,216
139,350		Circuit City Stores, Inc.	2,582,156
139,529		CVS Corp.	4,763,503
63,000		Dollar General Corp.	1,332,450
135,750	L	Family Dollar Stores, Inc.	4,020,915
356,950	L	Federated Department Stores, Inc.	16,080,598
730,600		Gap, Inc.	12,573,626
324,200	@	Kohl’s Corp.	24,836,962
500,800	L	McDonald’s Corp.	22,561,040
224,000	L	Nordstrom, Inc.	11,858,560
72,900		OfficeMax, Inc.	3,844,746
133,400	L	RadioShack Corp.	3,605,802
57,700	L	Target Corp.	3,419,302
343,050	L	TJX Cos., Inc.	9,248,628
464,037		Wal-Mart Stores, Inc.	21,786,537
			145,868,041
		Savings & Loans: 0.6%
410,650	L	Washington Mutual, Inc.	16,582,047
			16,582,047

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors: 1.4%
469,000	L	Applied Materials, Inc.	$8,592,080
738,700	@, L	Micron Technology, Inc.	8,923,496
352,250	@, L	Novellus Systems, Inc.	11,279,045
361,900	@, L	Teradyne, Inc.	5,985,826
			34,780,447
		Software: 2.7%
334,000	@	BMC Software, Inc.	10,283,860
685,100	L	CA, Inc.	17,750,941
338,600	@	Compuware Corp.	3,213,314
744,300		First Data Corp.	20,021,670
43,200	@	Intuit, Inc.	1,181,952
589,200		Microsoft Corp.	16,421,004
			68,872,741
		Telecommunications: 6.0%
252,500	@, L	ADC Telecommunications, Inc.	4,226,850
1,094,756		AT&T, Inc.	43,166,229
274,100	@	Avaya, Inc.	3,237,121
1,872,300	@	Cisco Systems, Inc.	47,799,819
109,100	@	Juniper Networks, Inc.	2,147,088
1,098,950	L	Motorola, Inc.	19,418,447
326,150		Qualcomm, Inc.	13,913,559
250,400		Sprint Nextel Corp.	4,747,584
415,900		Verizon Communications, Inc.	15,770,928
			154,427,625
		Toys/Games/Hobbies: 0.3%
301,400		Mattel, Inc.	8,309,598
			8,309,598
		Transportation: 1.1%
253,100		FedEx Corp.	27,190,533
			27,190,533
		Total Common Stock (Cost $2,329,954,596)	2,534,318,132

Principal Amount				Value
SHORT-TERM INVESTMENTS: 11.3%
		Mutual Fund: 1.1%
$29,000,000	**	ING Institutional Prime Money Market Fund		$29,000,000
		Total Mutual Fund (Cost $29,000,000)		29,000,000
		Repurchase Agreement: 0.1%
2,427,000		Morgan Stanley Repurchase Agreement dated 03/30/07, 5.300%, due 04/02/07, $2,428,072 to be received upon repurchase (Collateralized by $2,480,000 Federal Home Loan Bank, 5.700%, Market Value plus accrued interest $2,508,297, due 01/12/17)		2,427,000
		Total Repurchase Agreement (Cost $2,427,000)		2,427,000
		Securities Lending Collateralcc: 10.1%
259,376,857		The Bank of New York Institutional Cash Reserves Fund		259,376,857
		Total Securities Lending Collateral (Cost $259,376,857)		259,376,857
		Total Short-Term Investments (Cost $290,803,857)		290,803,857
		Total Investments in Securities (Cost $2,620,758,453)*	109.9%	$2,825,121,989
		Other Assets and Liabilities — Net	(9.9)	(255,247,139)
		Net Assets	100.0%	$2,569,874,850

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
**	Investment in affiliate
*	Cost for federal income tax purposes is $2,634,678,337.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$234,931,817
	Gross Unrealized Depreciation	(44,488,165)
	Net Unrealized Appreciation	$190,443,652

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of March 31, 2007 (Unaudited) (continued)

ING VP Index Plus LargeCap Portfolio Open Futures Contracts on March 31, 2007

				Unrealized
Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Appreciation/ (Depreciation)
Long Contracts
S&P 500	104	37,211,200	06/14/07	$717,059
				$717,059

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 97.3%
		Advertising: 0.1%
44,500		Catalina Marketing Corp.	$1,405,310
			1,405,310
		Aerospace/Defense: 0.2%
52,738	L	DRS Technologies, Inc.	2,751,341
5,400	@, L	Sequa Corp.	646,758
			3,398,099
		Agriculture: 0.3%
70,100		Universal Corp.	4,300,635
			4,300,635
		Airlines: 0.5%
105,200	@, L	Airtran Holdings, Inc.	1,080,404
96,300	@, L	Alaska Air Group, Inc.	3,669,030
230,600	@, L	JetBlue Airways Corp.	2,654,206
			7,403,640
		Apparel: 0.9%
264,500	@, L	Hanesbrands, Inc.	7,773,655
69,300		Phillips-Van Heusen	4,074,840
44,062	@, L	Timberland Co.	1,146,934
			12,995,429
		Auto Parts & Equipment: 0.7%
255,482	L	ArvinMeritor, Inc.	4,662,547
14,000		Bandag, Inc.	709,660
17,950	L	BorgWarner, Inc.	1,353,789
84,400	@	Lear Corp.	3,081,444
			9,807,440
		Banks: 3.3%
411,900	L	Associated Banc-Corp.	13,839,840
97,726		Bank of Hawaii Corp.	5,182,410
21,977	L	Cathay General Bancorp.	746,778
537,998	L	Colonial BancGroup, Inc.	13,315,451
232,007		FirstMerit Corp.	4,897,668
119,500	L	Webster Financial Corp.	5,737,195
83,943	L	Wilmington Trust Corp.	3,539,876
			47,259,218
		Beverages: 0.5%
73,100	@, L	Hansen Natural Corp.	2,769,028
217,698		PepsiAmericas, Inc.	4,859,019
			7,628,047
		Biotechnology: 1.4%
33,729	@, L	Invitrogen Corp.	2,146,851
686,900	@, L	Millennium Pharmaceuticals, Inc.	7,803,184
198,750	@, L	PDL BioPharma, Inc.	4,312,875
228,400	@, L	Vertex Pharmaceuticals, Inc.	6,404,336
			20,667,246
		Building Materials: 0.3%
59,900	L	Florida Rock Industries, Inc.	4,030,671
			4,030,671
		Chemicals: 4.3%
16,747		Airgas, Inc.	705,886
100,058		Albemarle Corp.	4,136,398
176,200	L	Cabot Corp.	8,410,026
395,800		Chemtura Corp.	4,326,094
53,178		Cytec Industries, Inc.	2,990,731
48,649	L	Ferro Corp.	1,051,305
36,488		FMC Corp.	2,752,290
245,729		Lubrizol Corp.	12,662,415
455,573		Lyondell Chemical Co.	13,653,523
292,260	L	Olin Corp.	4,950,884
151,228	L	RPM International, Inc.	3,493,367
27,100	L	Sensient Technologies Corp.	698,638
96,747		Valspar Corp.	2,692,469
			62,524,026
		Coal: 0.1%
39,500	L	Arch Coal, Inc.	1,212,255
			1,212,255
		Commercial Services: 5.4%
109,867		Adesa, Inc.	3,035,625
85,293	@, L	Alliance Data Systems Corp.	5,255,755
119,300	@, L	Career Education Corp.	3,638,650
111,700	@, W	ChoicePoint, Inc.	4,180,931
52,876	L	Corporate Executive Board Co.	4,016,461
202,100	L	DeVry, Inc.	5,931,635

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
55,748	@, L	ITT Educational Services, Inc.	$4,542,905
28,085	L	Kelly Services, Inc.	904,337
498,242	@, L	Korn/Ferry International	11,429,671
62,800	@, L	Laureate Education, Inc.	3,703,316
193,616		Manpower, Inc.	14,283,052
493,622	@	MPS Group, Inc.	6,984,751
21,336	L	Pharmaceutical Product Development, Inc.	718,810
210,311	@, L	Quanta Services, Inc.	5,304,043
31,131	L	Rollins, Inc.	716,324
16,600	L	Sotheby’s	738,368
17,300	L	Strayer Education, Inc.	2,162,500
46,150	@, L	Valassis Communications, Inc.	793,319
			78,340,453
		Computers: 3.2%
359,525	@, L	Cadence Design Systems, Inc.	7,571,597
82,948	L	Diebold, Inc.	3,957,449
160,373		Imation Corp.	6,475,862
104,200	@, L	Mentor Graphics Corp.	1,702,628
442,038	@, L	SRA International, Inc.	10,768,046
439,585	@	Synopsys, Inc.	11,530,315
282,978	@	Western Digital Corp.	4,756,860
			46,762,757
		Cosmetics/Personal Care: 0.2%
106,000		Alberto-Culver Co.	2,425,280
			2,425,280
		Distribution/Wholesale: 0.7%
65,731	@	Ingram Micro, Inc.	1,269,266
254,917	@	Tech Data Corp.	9,128,578
			10,397,844
		Diversified Financial Services: 2.1%
129,653		AG Edwards, Inc.	8,969,395
280,340	@, L	AmeriCredit Corp.	6,408,572
19,975	L	Eaton Vance Corp.	711,909
89,633	L	IndyMac Bancorp., Inc.	2,872,738
39,470	L	Nuveen Investments, Inc.	1,866,931
232,331		Raymond James Financial, Inc.	6,914,171
104,300		Waddell & Reed Financial, Inc.	2,432,276
			30,175,992
		Electric: 5.6%
151,118		Alliant Energy Corp.	6,773,109
479,900	@	Aquila, Inc.	2,005,982
107,100		Duquesne Light Holdings, Inc.	2,119,509
282,353		MDU Resources Group, Inc.	8,114,825
464,108	L	Northeast Utilities	15,208,819
185,410		NSTAR	6,511,599
374,289		OGE Energy Corp.	14,522,413
156,878	L	Pepco Holdings, Inc.	4,552,600
218,800	L	PNM Resources, Inc.	7,067,240
149,142		Puget Energy, Inc.	3,829,967
111,889	L	Westar Energy, Inc.	3,079,185
148,850		Wisconsin Energy Corp.	7,222,202
			81,007,450
		Electrical Components & Equipment: 0.5%
182,492	W, L	Ametek, Inc.	6,303,274
8,200	@	Energizer Holdings, Inc.	699,706
			7,002,980
		Electronics: 3.4%
113,737		Amphenol Corp.	7,343,998
119,800	@, L	Avnet, Inc.	4,329,572
364,700		Gentex Corp.	5,926,375
361,412	@, L	Kemet Corp.	2,764,802
68,625	L	National Instruments Corp.	1,800,034
52,598	@, L	Newport Corp.	861,029
234,457	@	Thomas & Betts Corp.	11,446,191
134,968	@, L	Varian, Inc.	7,863,236
439,653	@	Vishay Intertechnology, Inc.	6,146,349
			48,481,586
		Engineering & Construction: 1.7%
237,500		Granite Construction, Inc.	13,124,250
257,362	@, L	Jacobs Engineering Group, Inc.	12,005,937
			25,130,187
		Entertainment: 0.3%
43,298		International Speedway Corp.	2,238,507
89,850	@, L	Macrovision Corp.	2,250,743
			4,489,250
		Environmental Control: 0.1%
8,571	@, L	Stericycle, Inc.	698,537
			698,537

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Food: 0.9%
96,854		Hormel Foods Corp.	$3,602,000
56,286	L	JM Smucker Co.	3,001,170
226,000	@, L	Smithfield Foods, Inc.	6,768,700
			13,371,870
		Forest Products & Paper: 0.4%
69,000	L	Bowater, Inc.	1,643,580
229,220	L	Louisiana-Pacific Corp.	4,598,153
			6,241,733
		Gas: 0.4%
99,948	L	AGL Resources, Inc.	4,269,779
60,900		WGL Holdings, Inc.	1,947,582
			6,217,361
		Healthcare — Products: 4.4%
172,100	@, L	Advanced Medical Optics, Inc.	6,402,120
11,293	L	Beckman Coulter, Inc.	721,510
389,950	@, L	Cytyc Corp.	13,340,190
359,344		Dentsply International, Inc.	11,768,516
228,299	@, L	Edwards Lifesciences Corp.	11,574,759
99,076	@	Gen-Probe, Inc.	4,664,498
71,767	@, L	Henry Schein, Inc.	3,960,103
8,600	@, L	Intuitive Surgical, Inc.	1,045,502
81,666		Steris Corp.	2,169,049
132,748	@, L	Techne Corp.	7,579,911
			63,226,158
		Healthcare — Services: 1.8%
51,782	@, L	Apria Healthcare Group, Inc.	1,669,970
81,763	@, W, L	Covance, Inc.	4,851,816
56,900	@	Health Net, Inc.	3,061,789
120,015	@, L	Lincare Holdings, Inc.	4,398,550
107,600	@	Triad Hospitals, Inc.	5,622,100
78,200	@, L	WellCare Health Plans, Inc.	6,666,550
			26,270,775
		Holding Companies — Diversified: 0.5%
233,416	L	Leucadia National Corp.	6,867,099
			6,867,099
		Home Builders: 0.6%
114,200	L	MDC Holdings, Inc.	5,489,594
64,198	L	Thor Industries, Inc.	2,528,759
			8,018,353
		Household Products/Wares: 0.7%
98,189	L	American Greetings Corp.	2,278,967
160,550		Blyth, Inc.	3,389,211
29,791	L	Church & Dwight Co., Inc.	1,499,977
135,657	L	Tupperware Corp.	3,381,929
			10,550,084
		Insurance: 7.8%
189,468		American Financial Group, Inc.	6,449,491
236,400		Arthur J Gallagher & Co.	6,697,212
143,359	L	Brown & Brown, Inc.	3,877,861
188,084	@@, L	Everest Re Group Ltd.	18,088,038
173,574		Fidelity National Title Group, Inc.	4,167,512
62,357		Hanover Insurance Group, Inc.	2,875,905
520,596		HCC Insurance Holdings, Inc.	16,034,357
71,576		Horace Mann Educators Corp.	1,470,887
44,725	L	Mercury General Corp.	2,372,214
75,878	L	Ohio Casualty Corp.	2,272,546
282,909		Old Republic International Corp.	6,257,947
104,959		PMI Group, Inc.	4,746,246
85,417		Protective Life Corp.	3,761,765
99,083	L	Radian Group, Inc.	5,437,675
89,714		Stancorp Financial Group, Inc.	4,411,237
107,697		Unitrin, Inc.	5,069,298
565,430	S	WR Berkley Corp.	18,727,042
			112,717,233
		Internet: 1.2%
114,000	@, L	Checkfree Corp.	4,228,260
51,900	@, L	F5 Networks, Inc.	3,460,692
223,500	@	McAfee, Inc.	6,499,380
73,800	@, L	NetFlix, Inc.	1,711,422
26,600	@, L	Valueclick, Inc.	695,058
			16,594,812
		Iron/Steel: 0.3%
38,700	L	Reliance Steel & Aluminum Co.	1,873,080
39,528		Steel Dynamics, Inc.	1,707,610
			3,580,690
		Machinery — Construction & Mining: 0.7%
240,200	L	Joy Global, Inc.	10,304,580
			10,304,580

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Machinery — Diversified: 1.1%
240,100	@, L	AGCO Corp.	$8,876,497
156,114		Nordson Corp.	7,253,056
			16,129,553
		Media: 0.7%
107,711	L	Belo Corp.	2,010,964
17,300		Media General, Inc.	660,168
32,106	@	Scholastic Corp.	998,497
7,155	L	Washington Post	5,462,843
100,820	L	Westwood One, Inc.	692,633
			9,825,105
		Metal Fabricate/Hardware: 1.0%
153,500		Commercial Metals Co.	4,812,225
84,700	L	Precision Castparts Corp.	8,813,035
35,823		Timken Co.	1,085,795
			14,711,055
		Miscellaneous Manufacturing: 2.9%
261,564		Crane Co.	10,572,417
57,944		Federal Signal Corp.	899,291
110,346		Harsco Corp.	4,950,122
217,388	L	Pentair, Inc.	6,773,810
102,200		Roper Industries, Inc.	5,608,736
195,012		Teleflex, Inc.	13,274,467
			42,078,843
		Office Furnishings: 0.3%
83,971	L	Herman Miller, Inc.	2,812,189
25,707	L	HNI, Corp.	1,180,723
			3,992,912
		Oil & Gas: 5.0%
29,200	@	Encore Acquisition Co.	706,348
73,300	@, L	Forest Oil Corp.	2,446,021
136,400		Frontier Oil Corp.	4,452,096
335,076	L	Helmerich & Payne, Inc.	10,166,206
411,200	@	Newfield Exploration Co.	17,151,152
236,616	L	Noble Energy, Inc.	14,114,144
62,100		Pioneer Natural Resources Co.	2,677,131
61,925	L	Pogo Producing Co.	2,978,593
581,050	@, L	Pride International, Inc.	17,489,590
			72,181,281
		Oil & Gas Services: 2.1%
282,000	@, L	Grant Prideco, Inc.	14,054,880
273,900	L	Tidewater, Inc.	16,045,062
			30,099,942
		Packaging & Containers: 0.9%
363,934	L	Sonoco Products Co.	13,676,640
			13,676,640
		Pharmaceuticals: 1.8%
59,811	@, L	Cephalon, Inc.	4,259,141
211,700		Medicis Pharmaceutical Corp.	6,524,594
113,269	L	Omnicare, Inc.	4,504,708
145,800	@, L	Sepracor, Inc.	6,798,654
39,200	L	Valeant Pharmaceuticals International	677,768
106,695	@	VCA Antech, Inc.	3,874,095
			26,638,960
		Pipelines: 1.0%
327,550		Oneok, Inc.	14,739,750
			14,739,750
		Real Estate Investment Trusts: 3.7%
68,500	L	Highwoods Properties, Inc.	2,705,065
372,700	L	Hospitality Properties Trust	17,442,360
353,421		Liberty Property Trust	17,218,671
80,277		Longview Fibre Co.	1,977,223
117,295		New Plan Excel Realty Trust	3,874,254
94,088		Rayonier, Inc.	4,045,784
30,942		Regency Centers Corp.	2,585,204
141,896	L	UDR, Inc.	4,344,856
			54,193,417
		Retail: 9.0%
58,583	@, L	99 Cents Only Stores	862,928
306,100	@, L	Aeropostale, Inc.	12,314,403
494,300		American Eagle Outfitters	14,824,057
397,144	@	AnnTaylor Stores Corp.	15,401,244
63,100		Barnes & Noble, Inc.	2,489,295
43,129	L	Bob Evans Farms, Inc.	1,593,617
151,831		Brinker International, Inc.	4,964,874
20,127		CBRL Group, Inc.	931,880
453,200	@, L	Charming Shoppes, Inc.	5,868,940
112,976	L	Claire’s Stores, Inc.	3,628,789
46,560	@, L	Dick’s Sporting Goods, Inc.	2,712,586
218,732	@, L	Dollar Tree Stores, Inc.	8,364,312

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Retail (continued)
75,800	@, L	GameStop Corp.	$2,468,806
59,193	@, L	O’Reilly Automotive, Inc.	1,959,288
90,900		OSI Restaurant Partners, Inc.	3,590,550
387,550	@, L	Payless Shoesource, Inc.	12,866,660
239,950	L	Petsmart, Inc.	7,908,752
117,550		Regis Corp.	4,745,494
496,808	L	Ross Stores, Inc.	17,090,195
303,900	L	Saks, Inc.	6,333,276
			130,919,946
		Savings & Loans: 0.6%
108,875	L	Astoria Financial Corp.	2,894,986
182,574	L	First Niagara Financial Group, Inc.	2,539,604
147,750		Washington Federal, Inc.	3,466,215
			8,900,805
		Semiconductors: 4.4%
1,983,174	@, L	Atmel Corp.	9,975,365
262,300	@, L	Fairchild Semiconductor International, Inc.	4,385,656
345,460	@	Integrated Device Technology, Inc.	5,326,993
91,700	@, L	International Rectifier Corp.	3,503,857
132,550		Intersil Corp.	3,511,250
180,472	@, L	Lam Research Corp.	8,543,544
135,900	@, L	Lattice Semiconductor Corp.	795,015
217,065	@	MEMC Electronic Materials, Inc.	13,149,798
76,300	@, L	Micrel, Inc.	840,826
275,450	L	Microchip Technology, Inc.	9,786,739
281,550	@, L	Semtech Corp.	3,795,294
			63,614,337
		Software: 2.7%
90,950		Acxiom Corp.	1,945,421
20,319	@, L	Advent Software, Inc.	708,524
79,800	@, L	Cerner Corp.	4,345,110
82,425	@, L	CSG Systems International	2,062,274
81,609		Dun & Bradstreet Corp.	7,442,741
80,612	L	Fair Isaac Corp.	3,118,072
115,000		Global Payments, Inc.	3,916,900
73,489	L	MoneyGram International, Inc.	2,040,055
509,942	@, L	Sybase, Inc.	12,891,334
90,653	@, L	Wind River Systems, Inc.	901,091
			39,371,522
		Telecommunications: 2.4%
547,189	@, L	3Com Corp.	2,139,509
1,136,986	@, L	Cincinnati Bell, Inc.	5,343,834
71,394	@, L	CommScope, Inc.	3,062,803
168,573	L	Harris Corp.	8,588,794
32,850	@, L	Polycom, Inc.	1,094,891
216,360	L	Telephone & Data Systems, Inc.	12,899,383
220,100	@, L	Utstarcom, Inc.	1,824,629
			34,953,843
		Textiles: 0.7%
115,732	@, L	Mohawk Industries, Inc.	9,495,811
			9,495,811
		Transportation: 1.5%
123,353	L	Con-way, Inc.	6,147,914
70,800	L	Expeditors International Washington, Inc.	2,925,456
158,300		Overseas Shipholding Group	9,909,580
65,900	@, L	Swift Transportation Co., Inc.	2,053,444
			21,036,394
		Total Common Stock (Cost $1,286,298,053)	1,408,065,196

Principal Amount			Value
SHORT-TERM INVESTMENTS: 25.0%
		Mutual Fund: 2.7%
$39,000,000	**, S	ING Institutional Prime Money Market Fund	$39,000,000
		Total Mutual Fund (Cost $39,000,000)	39,000,000
		Repurchase Agreement: 0.1%
1,676,000		Morgan Stanley Repurchase Agreement dated 03/30/07, 5.300%, due 04/02/07, $1,676,740 to be received upon repurchase (Collateralized by $1,710,000 Federal Home Loan Bank, 5.550%, Market Value plus accrued interest $1,750,630, due 11/06/13)	1,676,000
		Total Repurchase Agreement (Cost $1,676,000)	1,676,000
		Securities Lending Collateralcc: 22.2%
321,956,410		The Bank of New York Institutional Cash Reserves Fund	321,956,410
		Total Securities Lending Collateral (Cost $321,956,410)	321,956,410
		Total Short-Term Investments (Cost $362,632,410)	362,632,410

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of March 31, 2007 (Unaudited) (continued)

			Value
	Total Investments in Securities (Cost $1,648,930,463)*	122.3%	$ 1,770,697,606
	Other Assets and Liabilities — Net	(22.3)	(323,217,792)
	Net Assets	100.0%	$ 1,447,479,814

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
**	Investment in affiliate

*	Cost for federal income tax purposes is $1,656,646,727.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$139,022,596
	Gross Unrealized Depreciation		(24,971,717)
	Net Unrealized Appreciation		$114,050,879

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of March 31, 2007 (Unaudited) (continued)

ING VP Index Plus MidCap Portfolio Open Futures Contracts on March 31, 2007

				Unrealized
Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Appreciation/ (Depreciation)
Long Contracts
MidCap400	87	37,227,300	06/14/07	$711,633
				$711,633

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 96.1%
		Advertising: 0.2%
50,308	@, L	inVentiv Health, Inc.	$1,926,293
			1,926,293
		Aerospace/Defense: 0.6%
31,171	@, L	Armor Holdings, Inc.	2,098,743
37,550		Curtiss-Wright Corp.	1,447,177
15,928		Kaman Corp.	371,282
54,299	@	Teledyne Technologies, Inc.	2,032,955
			5,950,157
		Agriculture: 0.8%
543,200	@	Alliance One International, Inc.	5,013,736
56,728		Delta & Pine Land Co.	2,337,194
			7,350,930
		Airlines: 1.0%
350,355	S	Skywest, Inc.	9,400,025
			9,400,025
		Apparel: 3.2%
35,130	@, L	CROCS, Inc.	1,659,893
32,500	@, L	Deckers Outdoor Corp.	2,308,150
191,229	@, L	Gymboree Corp.	7,662,546
227,425	L	Kellwood Co.	6,670,375
90,636		K-Swiss, Inc.	2,448,985
16,375		Oxford Industries, Inc.	809,580
40,400	@, L	Skechers USA, Inc.	1,356,228
53,712		Stride Rite Corp.	826,628
203,538		Wolverine World Wide, Inc.	5,815,081
			29,557,466
		Auto Parts & Equipment: 0.2%
84,000	L	Standard Motor Products, Inc.	1,433,880
			1,433,880
		Banks: 5.7%
46,000	L	Cascade Bancorp.	1,193,240
47,705	L	Central Pacific Financial Corp.	1,744,572
97,588	L	Chittenden Corp.	2,946,182
20,410		Community Bank System, Inc.	426,977
234,300	L	Corus Bankshares, Inc.	3,997,158
130,276	L	East-West Bancorp., Inc.	4,790,249
171,870	@@, L	First Bancorp.	2,278,996
80,200	L	First Financial Bancorp.	1,211,822
20,735	L	First Indiana Corp.	453,060
78,187		First Midwest Bancorp., Inc.	2,873,372
48,078	L	First Republic Bank	2,581,789
128,342	L	Fremont General Corp.	889,410
87,768		Hanmi Financial Corp.	1,672,858
142,920		Independent Bank Corp.	2,911,280
21,564		Irwin Financial Corp.	401,953
41,571		Nara Bancorp., Inc.	727,908
50,383		Provident Bankshares Corp.	1,655,585
108,642	L	Sterling Bancshares, Inc.	1,214,618
81,423		Susquehanna Bancshares, Inc.	1,888,199
122,133	L	Trustco Bank Corp.	1,170,034
211,939		UCBH Holdings, Inc.	3,946,304
30,766		Umpqua Holdings Corp.	823,606
91,281	L	United Bankshares, Inc.	3,197,573
56,300	L	United Community Banks, Inc.	1,846,077
173,965		Whitney Holding Corp.	5,319,850
69,300		Wilshire Bancorp., Inc.	1,136,520
			53,299,192
		Biotechnology: 0.6%
64,725	@, L	Arqule, Inc.	482,849
67,900	@	CryoLife, Inc.	571,039
24,100	@, L	Digene Corp.	1,022,081
89,550	@	Regeneron Pharmaceuticals, Inc.	1,936,071
148,386	@, L	Savient Pharmaceuticals, Inc.	1,783,600
			5,795,640
		Building Materials: 1.0%
29,256		Gibraltar Industries, Inc.	661,771
125,192		Lennox International, Inc.	4,469,354
32,134	@, L	NCI Building Systems, Inc.	1,534,077
59,692	L	Universal Forest Products, Inc.	2,957,739
			9,622,941

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Chemicals: 1.8%
39,880		Arch Chemicals, Inc.	$1,245,054
76,400	L	Georgia Gulf Corp.	1,238,444
127,096		HB Fuller Co.	3,465,908
38,280		MacDermid, Inc.	1,334,824
60,500	@	OM Group, Inc.	2,703,140
23,648		Penford Corp.	476,271
641,313	@	PolyOne Corp.	3,912,009
19,600		Quaker Chemical Corp.	466,676
21,686	L	Schulman A, Inc.	510,922
92,300		Tronox, Inc.	1,290,354
			16,643,602
		Commercial Services: 5.9%
328,375		ABM Industries, Inc.	8,665,816
39,820	L	Administaff, Inc.	1,401,664
45,750		Arbitron, Inc.	2,147,963
11,000	@, L	Bankrate, Inc.	387,640
43,800	L	Bowne & Co., Inc.	688,974
40,400	@	Bright Horizons Family Solutions, Inc.	1,525,100
24,975		Central Parking Corp.	553,946
41,194		Chemed Corp.	2,016,858
102,874	@, L	Coinstar, Inc.	3,219,956
26,116	@, L	Consolidated Graphics, Inc.	1,933,890
27,370	L	CPI Corp.	1,437,199
33,400	@, L	Cross Country Healthcare, Inc.	608,882
52,622	@	Heidrick & Struggles International, Inc.	2,549,536
49,121	@	Kendle International, Inc.	1,744,778
230,870	@, L	Labor Ready, Inc.	4,384,221
86,752	@, L	Live Nation, Inc.	1,913,749
41,200	@, L	Midas, Inc.	888,684
30,211	@, L	Pharmanet Development Group	785,486
32,996	@, L	Pre-Paid Legal Services, Inc.	1,653,430
32,650	@, L	Rewards Network, Inc.	173,045
132,324	@, L	Spherion Corp.	1,167,098
38,368	@, L	Universal Technical Institute, Inc.	885,533
23,648	@, L	Vertrue, Inc.	1,137,705
150,525	W	Viad Corp.	5,810,265
116,050	@, L	Volt Information Sciences, Inc.	3,039,350
90,576		Watson Wyatt Worldwide, Inc.	4,406,522
			55,127,290
		Computers: 2.7%
93,828	L	Agilysys, Inc.	2,108,315
48,124	@	CACI International, Inc.	2,255,091
57,146	@	Carreker Corp.	458,311
129,534	@	Ciber, Inc.	1,019,433
71,140	L	Factset Research Systems, Inc.	4,471,149
45,100	@, L	Komag, Inc.	1,476,123
51,487	@, L	Kronos, Inc.	2,754,555
57,651	@, L	Manhattan Associates, Inc.	1,581,367
59,100	@, L	Mercury Computer Systems, Inc.	819,717
82,494	@, L	Micros Systems, Inc.	4,453,851
101,910	@, L	Radisys Corp.	1,665,209
126,500	@, L	SYKES Enterprises, Inc.	2,307,360
			25,370,481
		Distribution/Wholesale: 0.4%
185,945		Building Materials Holding Corp.	3,367,464
			3,367,464
		Diversified Financial Services: 1.4%
70,975	L	Financial Federal Corp.	1,868,062
92,621	@	Investment Technology Group, Inc.	3,630,743
86,485	@, L	LaBranche & Co., Inc.	705,718
58,239	@, L	Piper Jaffray Cos.	3,607,324
41,395		SWS Group, Inc.	1,027,010
98,300	@, L	TradeStation Group, Inc.	1,237,597
29,303	@, L	World Acceptance, Corp.	1,170,655
			13,247,109
		Electric: 0.9%
53,239		Allete, Inc.	2,482,002
16,010		Central Vermont Public Service Corp.	461,408
10,328	L	CH Energy Group, Inc.	502,870
195,232	@	El Paso Electric Co.	5,144,363
4,900		Green Mountain Power Corp.	170,863
			8,761,506
		Electrical Components & Equipment: 0.6%
57,800	@, L	Advanced Energy Industries, Inc.	1,216,112
39,278	@, L	Greatbatch, Inc.	1,001,589
60,006	@, L	Littelfuse, Inc.	2,436,244
82,100	@	Magnetek, Inc.	413,784
46,984		Vicor Corp.	470,780
			5,538,509

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Electronics: 3.8%
14,116		Bel Fuse, Inc.	$546,430
102,100	@	Benchmark Electronics, Inc.	2,109,386
59,840	@, L	Checkpoint Systems, Inc.	1,415,814
152,875	@, L	Coherent, Inc.	4,852,253
84,775		CTS Corp.	1,171,591
73,073		Cubic Corp.	1,581,300
61,957	@, L	Cymer, Inc.	2,574,313
30,111	@, L	Dionex Corp.	2,050,860
27,508	@, L	Itron, Inc.	1,789,120
31,550		Keithley Instruments, Inc.	482,400
231,443		Methode Electronics, Inc.	3,418,413
42,822		Park Electrochemical Corp.	1,161,333
73,975	@, L	Paxar Corp.	2,123,083
109,500	@, L	Photon Dynamics, Inc.	1,380,795
53,195	@	Planar Systems, Inc.	461,201
73,100	@	Plexus Corp.	1,253,665
171,416	@	Trimble Navigation Ltd.	4,600,805
45,831	L	Woodward Governor Co.	1,886,862
36,600	@, L	X-Rite, Inc.	473,970
			35,333,594
		Energy — Alternate Sources: 0.3%
114,213	@, L	Headwaters, Inc.	2,495,554
			2,495,554
		Engineering & Construction: 1.1%
109,921	@	EMCOR Group, Inc.	6,483,141
85,358	@	URS Corp.	3,635,397
			10,118,538
		Entertainment: 0.3%
110,949	@	Pinnacle Entertainment, Inc.	3,225,287
			3,225,287
		Environmental Control: 0.8%
86,176	@, L	Tetra Tech, Inc.	1,642,515
183,225	@, L	Waste Connections, Inc.	5,485,757
			7,128,272
		Food: 1.8%
156,017		Corn Products International, Inc.	5,552,645
35,306		Flowers Foods, Inc.	1,065,182
38,088	@, L	Hain Celestial Group, Inc.	1,145,306
21,402	L	J&J Snack Foods Corp.	845,165
80,217	@, L	Ralcorp Holdings, Inc.	5,157,953
34,100		Spartan Stores, Inc.	913,539
80,724	@	TreeHouse Foods, Inc.	2,459,660
			17,139,450
		Forest Products & Paper: 1.1%
132,747	@, L	Buckeye Technologies, Inc.	1,723,056
60,288	@, L	Caraustar Industries, Inc.	378,609
16,471	L	Deltic Timber Corp.	789,949
41,700		Neenah Paper, Inc.	1,657,158
125,675		Rock-Tenn Co.	4,172,410
20,923		Schweitzer-Mauduit International, Inc.	519,937
69,173	L	Wausau Paper Corp.	993,324
			10,234,443
		Gas: 3.8%
218,391		Atmos Energy Corp.	6,831,270
18,384		Cascade Natural Gas Corp.	484,418
246,883	S	Energen Corp.	12,563,876
12,500	L	New Jersey Resources Corp.	625,625
47,441	L	Northwest Natural Gas Co.	2,166,630
94,800		Southern Union Co.	2,880,972
131,060	L	Southwest Gas Corp.	5,094,302
182,279		UGI Corp.	4,868,672
			35,515,765
		Hand/Machine Tools: 0.1%
28,153		Regal-Beloit Corp.	1,305,736
			1,305,736
		Healthcare — Products: 4.1%
48,243	@, L	American Medical Systems Holdings, Inc.	1,021,304
55,100	@, L	Biolase Technology, Inc.	536,123
27,398	@, L	Biosite, Inc.	2,300,610
12,026	L	Datascope Corp.	435,221
115,750	@	Haemonetics Corp.	5,411,313
20,182	@, L	Hologic, Inc.	1,163,290
22,625	@, L	ICU Medical, Inc.	886,900
47,634	@	Idexx Laboratories, Inc.	4,174,167
67,435	@, L	Immucor, Inc.	1,984,612
32,715	L	LCA-Vision, Inc.	1,347,531

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare — Products (continued)
123,500	L	Mentor Corp.	$5,681,000
58,832	@	Osteotech, Inc.	449,476
29,100	@, L	Palomar Medical Technologies, Inc.	1,162,545
35,050	@	Possis Medical, Inc.	456,001
107,000	@, L	PSS World Medical, Inc.	2,261,980
114,617	@	Respironics, Inc.	4,812,768
69,450	@, L	SurModics, Inc.	2,500,200
50,400	@	Viasys Healthcare, Inc.	1,713,096
			38,298,137
		Healthcare — Services: 4.0%
1	@	Amedisys, Inc.	32
224,625	@, L	AMERIGROUP Corp.	6,828,600
84,375	@, L	Amsurg Corp.	2,066,344
224,106	@, L	Centene Corp.	4,703,985
30,500	@, L	Genesis HealthCare Corp.	1,924,855
90,644	@	Gentiva Health Services, Inc.	1,828,289
125,700	@, L	Healthways, Inc.	5,876,475
52,603	@, L	Odyssey HealthCare, Inc.	690,677
103,543	@	Pediatrix Medical Group, Inc.	5,908,164
86,300	@, L	Sierra Health Services, Inc.	3,552,971
35,379	@, L	Sunrise Senior Living, Inc.	1,398,178
66,527	@, L	United Surgical Partners International, Inc.	2,049,697
			36,828,267
		Home Builders: 1.6%
104,360	@, L	Champion Enterprises, Inc.	918,368
11,450		Coachmen Industries, Inc.	120,569
10,725	@, L	NVR, Inc.	7,132,125
193,650	L	Winnebago Industries	6,512,450
			14,683,512
		Home Furnishings: 0.4%
29,304	@, L	Audiovox Corp.	431,648
90,319	L	Ethan Allen Interiors, Inc.	3,191,873
			3,623,521
		Household Products/Wares: 0.7%
89,300	@, L	Central Garden and Pet Co.	1,312,710
39,700		John H. Harland Co.	2,033,831
139,628	@, L	Playtex Products, Inc.	1,894,752
28,125		WD-40 Co.	891,844
			6,133,137
		Housewares: 0.6%
6,019		National Presto Industries, Inc.	371,011
109,410		Toro Co.	5,606,168
			5,977,179
		Insurance: 5.7%
168,335		Delphi Financial Group	6,772,117
21,125		Hilb Rogal & Hobbs Co.	1,036,181
31,690		Infinity Property & Casualty Corp.	1,484,993
66,925	L	Landamerica Financial Group, Inc.	4,946,427
177,985	@, L	Philadelphia Consolidated Holding Co.	7,829,560
91,321		Presidential Life Corp.	1,800,850
100,302	@, L	ProAssurance Corp.	5,130,447
90,251		RLI Corp.	4,957,487
76,670	L	Safety Insurance Group, Inc.	3,076,000
15,968	@, L	SCPIE Holdings, Inc.	362,474
363,744	L	Selective Insurance Group	9,260,919
19,200	@, L	Triad Guaranty, Inc.	795,072
34,200		United Fire & Casualty Co.	1,201,446
96,085		Zenith National Insurance Corp.	4,541,938
			53,195,911
		Internet: 2.2%
16,650	@, L	Blue Coat Systems, Inc.	611,555
86,000	@, L	Blue Nile, Inc.	3,496,760
106,799	@, L	Infospace, Inc.	2,741,530
77,550	@, L	j2 Global Communications, Inc.	2,149,686
149,200	@	Napster, Inc.	617,688
60,565	@	PC-Tel, Inc.	615,946
120,121	@, L	Secure Computing Corp.	924,932
117,905	@, L	Stamps.com, Inc.	1,694,295
148,122	L	United Online, Inc.	2,078,152
67,000	@	WebEx Communications, Inc.	3,809,620
73,020	@, L	Websense, Inc.	1,678,730
			20,418,894
		Iron/Steel: 1.8%
40,115		Carpenter Technology Corp.	4,844,287
98,666		Chaparral Steel Co.	5,739,401
87,020	L	Cleveland-Cliffs, Inc.	5,570,150
38,450	@	Material Sciences Corp.	383,731
			16,537,569

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Lodging: 0.0%
16,500	@	Monarch Casino & Resort, Inc.	$429,000
			429,000
		Machinery — Diversified: 2.8%
80,822		Applied Industrial Technologies, Inc.	1,983,372
67,287	L	Cognex Corp.	1,458,109
207,751	@	Gardner Denver, Inc.	7,240,122
45,102	@	Gerber Scientific, Inc.	478,532
83,277		IDEX Corp.	4,237,134
34,000	@, L	Intevac, Inc.	896,580
97,316		Manitowoc Co., Inc.	6,182,485
102,611		Robbins & Myers, Inc.	3,826,364
			26,302,698
		Media: 0.0%
21,400	@	4Kids Entertainment, Inc.	404,888
			404,888
		Metal Fabricate/Hardware: 0.7%
35,275		AM Castle & Co.	1,035,674
8,841		Lawson Products	334,897
91,781	L	Quanex Corp.	3,886,925
27,075		Valmont Industries, Inc.	1,565,747
			6,823,243
		Miscellaneous Manufacturing: 3.2%
169,205	L	Acuity Brands, Inc.	9,211,520
37,559		AO Smith Corp.	1,435,505
57,401		Aptargroup, Inc.	3,841,849
45,250	L	Barnes Group, Inc.	1,041,203
41,525	@, L	Ceradyne, Inc.	2,273,079
130,844	@	EnPro Industries, Inc.	4,716,926
50,600	@, L	Lydall, Inc.	804,034
22,340		Standex International Corp.	636,913
80,800	@	Sturm Ruger & Co., Inc.	1,086,760
226,420		Tredegar Corp.	5,160,112
			30,207,901
		Office Furnishings: 0.1%
42,444		Interface, Inc.	678,680
			678,680
		Office/Business Equipment: 0.1%
23,028	@, L	Global Imaging Systems, Inc.	449,046
			449,046
		Oil & Gas: 2.5%
78,400	@	Atwood Oceanics, Inc.	4,601,296
76,449		Cabot Oil & Gas Corp.	5,146,547
22,283		Penn Virginia Corp.	1,635,572
50,900	@, L	Petroleum Development Corp.	2,726,713
95,262	L	St. Mary Land & Exploration Co.	3,494,210
46,373	@, L	Swift Energy Co.	1,937,000
72,705	@	Unit Corp.	3,678,146
			23,219,484
		Oil & Gas Services: 3.6%
14,644	@	Dril-Quip, Inc.	633,792
252,413	@, L	Helix Energy Solutions Group, Inc.	9,412,481
41,600	@, L	Hornbeck Offshore Services, Inc.	1,191,840
30,150	@, L	Hydril	2,901,636
46,654	@, L	Lone Star Technologies	3,080,564
51,533		Lufkin Industries, Inc.	2,895,124
14,300	@, L	Oceaneering International, Inc.	602,316
102,314	@, L	SEACOR Holdings, Inc.	10,067,698
57,175	@	W-H Energy Services, Inc.	2,672,360
			33,457,811
		Packaging & Containers: 0.1%
35,050		Chesapeake Corp.	529,255
			529,255
		Pharmaceuticals: 2.3%
60,575	@, L	Bradley Pharmaceuticals, Inc.	1,162,434
46,700	@, L	HealthExtras, Inc.	1,344,026
51,367	@, L	MGI Pharma, Inc.	1,154,216
119,027	@, L	NBTY, Inc.	6,313,192
181,657	@, L	Noven Pharmaceuticals, Inc.	4,214,442
85,460	@, L	Sciele Pharma, Inc.	2,023,693
82,800	@	Theragenics Corp.	518,328
58,550	@, L	USANA Health Sciences, Inc.	2,744,239
132,100	@, L	Viropharma, Inc.	1,895,635
			21,370,205
		Real Estate Investment Trusts: 1.3%
34,300		EastGroup Properties, Inc.	1,750,329
6,764		Entertainment Properties Trust	407,531
36,485		Essex Property Trust, Inc.	4,724,078

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Real Estate Investment Trusts (continued)
104,450		Inland Real Estate Corp.	$1,915,613
34,100		LTC Properties, Inc.	883,531
9,500		Mid-America Apartment Communities, Inc.	534,470
24,300		PS Business Parks, Inc.	1,713,636
			11,929,188
		Retail: 7.1%
74,748		Brown Shoe Co., Inc.	3,139,416
14,300	@, L	California Pizza Kitchen, Inc.	470,327
65,638		Casey’s General Stores, Inc.	1,641,606
72,550		Cash America International, Inc.	2,974,550
81,616		Cato Corp.	1,908,998
82,310	@, L	CEC Entertainment, Inc.	3,419,157
26,712	@, L	Childrens Place Retail Stores, Inc.	1,489,461
228,090	@, L	Dress Barn, Inc.	4,746,553
19,400	@	First Cash Financial Services, Inc.	432,232
49,625	@	Hibbett Sporting Goods, Inc.	1,418,779
303,893	@, L	HOT Topic, Inc.	3,373,212
26,300	L	IHOP Corp.	1,542,495
76,864	@	Insight Enterprises, Inc.	1,382,015
95,946	@, L	Jack in the Box, Inc.	6,632,747
89,600	@, L	Jo-Ann Stores, Inc.	2,441,600
144,927		Men’s Wearhouse, Inc.	6,818,815
33,000		Movado Group, Inc.	971,850
30,200	@, L	O’Charleys, Inc.	582,558
49,083	@, L	Panera Bread Co.	2,898,842
38,890	@, L	Papa John’s International, Inc.	1,143,366
69,110	@, L	PF Chang’s China Bistro, Inc.	2,894,327
35,800	@, L	School Specialty, Inc.	1,292,738
256,689	@, L	Select Comfort Corp.	4,569,064
125,124	@, L	Sonic Corp.	2,787,763
188,500	L	Triarc Cos.	3,240,315
51,915	@, L	Tween Brands, Inc.	1,854,404
			66,067,190
		Savings & Loans: 1.8%
21,782	L	Anchor Bancorp. Wisconsin, Inc.	617,520
247,310	L	Bankunited Financial Corp.	5,245,445
100,729	L	Brookline Bancorp., Inc.	1,276,236
53,932	L	Downey Financial Corp.	3,480,771
106,292	@, L	FirstFed Financial Corp.	6,040,574
			16,660,546
		Semiconductors: 2.9%
174,217	@, L	Actel Corp.	2,878,065
251,487	@, L	Brooks Automation, Inc.	4,313,002
149,402	@, L	DSP Group, Inc.	2,838,638
99,334	@	Exar Corp.	1,315,182
125,737	@, L	Kopin Corp.	424,991
371,100	@, L	Kulicke & Soffa Industries, Inc.	3,432,675
59,400	@	MKS Instruments, Inc.	1,515,888
89,151	@	Pericom Semiconductor Corp.	871,897
28,600	@, L	Photronics, Inc.	444,730
134,170	@, L	Skyworks Solutions, Inc.	771,478
124,807	@, L	Varian Semiconductor Equipment Associates, Inc.	6,662,198
99,800	@, L	Veeco Instruments, Inc.	1,946,100
			27,414,844
		Software: 2.6%
16,800	@, L	Allscripts Healthcare Solutions, Inc.	450,408
37,625	@, L	Altiris, Inc.	1,238,239
13,069	@, L	Ansys, Inc.	663,513
69,500		Blackbaud, Inc.	1,697,190
224,057	@	Captaris, Inc.	1,297,290
63,230	@	Dendrite International, Inc.	990,182
61,900	@	Digi International, Inc.	786,130
32,010	@, L	Epicor Software Corp.	445,259
113,727	@	Hyperion Solutions Corp.	5,894,470
65,649		Inter-Tel, Inc.	1,551,942
50,318	@, L	JDA Software Group, Inc.	756,280
69,933	@	Keane, Inc.	949,690
77,778	@	Mantech International Corp.	2,598,563
33,417	@, L	Mapinfo Corp.	672,684
119,169	@, L	Progress Software Corp.	3,718,073
17,671	@	SPSS, Inc.	637,923
			24,347,836
		Telecommunications: 1.4%
686	@	Aeroflex, Inc.	9,021
29,391		Black Box Corp.	1,073,947
251,425	@	C-COR, Inc.	3,484,751
37,700	@, L	Comtech Telecommunications	1,460,121
32,400		CT Communications, Inc.	780,840

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Telecommunications (continued)
171,555	@, L	Ditech Networks, Inc.	$1,393,027
84,692	@	General Communication, Inc.	1,185,688
167,219	@	Harmonic, Inc.	1,642,091
70,975	@	Network Equipment Technologies, Inc.	688,458
67,300	@	Symmetricom, Inc.	558,590
41,143	@	Tollgrade Communications, Inc.	516,756
13,000	@, L	Viasat, Inc.	428,610
			13,221,900
		Textiles: 0.3%
21,220		Angelica Corp.	584,399
33,726	L	G&K Services, Inc.	1,223,579
23,000		Unifirst Corp.	882,510
			2,690,488
		Toys/Games/Hobbies: 0.2%
18,242	@, L	Jakks Pacific, Inc.	435,984
34,600	@	RC2 Corp.	1,397,494
			1,833,478
		Transportation: 1.9%
24,487	L	Arkansas Best Corp.	870,513
50,083	@	EGL, Inc.	1,984,789
127,746	L	Heartland Express, Inc.	2,028,606
205,822	@, L	HUB Group, Inc.	5,966,780
77,100		Landstar System, Inc.	3,534,264
117,770	@, L	Old Dominion Freight Line	3,392,954
			17,777,906
		Total Common Stock (Cost $826,439,486)	896,400,838

Principal Amount				Value
SHORT-TERM INVESTMENTS: 26.2%
		Mutual Fund: 2.7%
$25,000,000	**, S	ING Institutional Prime Money Market Fund		$25,000,000
		Total Mutual Fund (Cost $25,000,000)		25,000,000
		Repurchase Agreement: 0.1%
916,000	S	Morgan Stanley Repurchase Agreement dated 03/30/07, 5.300%, due 04/02/07, $916,405 to be received upon repurchase (Collateralized by $935,000 Federal Home Loan Bank, 5.550%, Market Value plus accrued interest $957,216, due 11/06/13)		916,000
		Total Repurchase Agreement (Cost $916,000)		916,000
		Securities Lending Collateralcc: 23.4%
219,015,419		The Bank of New York Institutional Cash Reserves Fund		219,015,419
		Total Securities Lending Collateral (Cost $219,015,419)		219,015,419
		Total Short-Term Investments (Cost $244,931,419)		244,931,419
		Total Investments in Securities (Cost $1,071,370,905)*	122.3%	$1,141,332,257
		Other Assets and Liabilities — Net	(22.3)	(208,097,784)
		Net Assets	100.0%	$933,234,473

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
**	Investment in affiliate
*	Cost for federal income tax purposes is $1,079,645,880.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$89,538,585
	Gross Unrealized Depreciation	(27,852,208)
	Net Unrealized Appreciation	$61,686,377

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of March 31, 2007 (Unaudited) (continued)

ING VP Index Plus SmallCap Portfolio Open Futures Contracts on March 31, 2007

				Unrealized
	Number	Notional		Appreciation/
Contract Description	of Contracts	Market Value ($)	Expiration Date	(Depreciation)
Long Contracts
Russell 2000	93	37,572,000	06/14/07	$503,173
				$503,173

PORTFOLIO OF INVESTMENTS
ING VP International Equity Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 96.3%
		Australia: 3.9%
52,599		BHP Billiton Ltd.	$1,274,103
70,116	@	Brambles Ltd.	771,367
34,700		National Australia Bank Ltd.	1,131,648
			3,177,118
		Belgium: 1.9%
6,800		KBC Groep NV	846,806
8,731		Omega Pharma SA	679,277
			1,526,083
		Brazil: 1.6%
6,300		Petroleo Brasileiro SA ADR	626,913
7,800		Uniao de Bancos Brasileiros SA GDR	682,188
			1,309,101
		China: 0.9%
665,000		China Yurun Food Group Ltd.	723,454
			723,454
		Egypt: 0.7%
8,700		Orascom Telecom GDR	603,399
			603,399
		France: 9.3%
76,709		Alcatel SA	906,241
9,100		Bouygues SA	704,924
7,542		LVMH Moet Hennessy Louis Vuitton SA	837,695
12,248	@	SeLoger.com	540,254
6,395		Societe Generale	1,105,751
20,200		Total SA	1,411,184
15,138	L	Veolia Environnement	1,126,751
23,497		Vivendi	957,644
			7,590,444
		Germany: 8.0%
8,916		Deutsche Bank AG	1,199,613
5,200		Fresenius Medical Care AG & Co. KGaA	756,149
16,530		Heidelberger Druckmaschinen	758,007
5,300		Henkel KGaA	785,919
6,181		Hochtief AG	628,227
8,700		RWE AG	919,838
13,417		Siemens AG	1,436,775
			6,484,528
		Greece: 1.2%
23,787		Coca-Cola Hellenic Bottling Co. SA	1,003,920
			1,003,920
		Hong Kong: 0.9%
55,000		Cheung Kong Holdings Ltd.	695,323
			695,323
		Indonesia: 0.7%
13,100		Telekomunikasi Indonesia Tbk PT ADR	565,134
			565,134
		Ireland: 2.9%
37,500		Bank of Ireland - London Exchange	804,438
34,908		Depfa Bank PLC	624,782
36,510	@	Smurfit Kappa PLC	912,031
			2,341,251
		Italy: 5.8%
84,164		Capitalia S.p.A.	761,037
35,400		ERG S.p.A.	974,112
131,635		Intesa Sanpaolo S.p.A.	1,000,479
25,808		Italcementi S.p.A.	775,062
482,106		Telecom Italia S.p.A.	1,192,677
			4,703,367
		Japan: 21.2%
90,000		Bank of Yokohama Ltd.	669,040
28,200		Don Quijote Co., Ltd.	549,870
118		East Japan Railway Co.	917,793
13,500	@	Elpida Memory, Inc.	521,839
154,000		Fuji Heavy Industries Ltd.	797,581
238,500	@	Haseko Corp.	868,553
34,700		Hitachi Construction Machinery Co., Ltd.	934,712
16,400		Hoya Corp.	541,816
139	L	Kenedix, Inc.	707,321
66,500		Konica Minolta Holdings, Inc.	871,259
42,000		Matsushita Electric Industrial Co., Ltd.	846,487

PORTFOLIO OF INVESTMENTS
ING VP International Equity Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Japan (continued)
93		Mitsubishi UFJ Financial Group, Inc.	$1,047,805
29,000		Mitsui Fudosan Co., Ltd.	847,767
156		Nippon Telegraph & Telephone Corp.	824,054
23,000		Seven & I Holdings Co., Ltd.	697,266
5,150		SFCG Co., Ltd.	914,519
27,000		Shinko Electric Industries	607,667
111,000		Sumitomo Chemical Co., Ltd.	836,473
43,000		Sumitomo Corp.	770,525
201,000		Sumitomo Metal Industries Ltd.	1,037,147
58,000		Sumitomo Trust & Banking Co., Ltd.	601,740
23,900		Tokyo Electric Power Co., Inc.	815,850
			17,227,084
		Mexico: 1.0%
7,200		Fomento Economico Mexicano SA de CV ADR	794,808
			794,808
		Netherlands: 4.2%
47,868		Royal Dutch Shell PLC - Class B	1,592,526
48,400	@	Tele Atlas NV	1,087,310
18,428		USG People NV	760,476
			3,440,312
		Norway: 1.3%
32,950	@	Petroleum Geo-Services ASA	846,022
10,500	@	Renewable Energy Corp. AS	234,404
			1,080,426
		Russia: 1.0%
9,800	L	Wimm-Bill-Dann Foods OJSC ADR	782,628
			782,628
		South Africa: 1.1%
26,715		Sasol Ltd. ADR	882,931
			882,931
		South Korea: 0.7%
6,137		Kookmin Bank ADR	553,251
			553,251
		Spain: 2.7%
40,616		Banco Bilbao Vizcaya Argentaria SA	997,336
54,418		Telefonica SA	1,205,069
			2,202,405
		Sweden: 1.0%
26,500		Atlas Copco AB	844,859
			844,859
		Switzerland: 7.1%
4,303	L	Nestle SA	1,676,787
10,100		Roche Holding AG	1,794,126
24,270		UBS AG - Reg	1,447,267
2,972	L	Zurich Financial Services AG	859,430
			5,777,610
		United Kingdom: 17.2%
19,445		AstraZeneca PLC	1,048,260
69,654		Barclays PLC	987,674
80,526	@	British Airways PLC	771,520
30,921		British American Tobacco PLC	970,191
21,675		Carnival PLC	1,046,441
179,195		First Choice Holidays PLC	1,015,896
51,700		GlaxoSmithKline PLC	1,427,083
135,803		HSBC Holdings PLC	2,378,076
103,525		International Power PLC	809,168
345,597		Legal & General Group PLC	1,084,788
27,880		Scottish & Southern Energy PLC	848,376
66,148		Tate & Lyle PLC	750,331
310,887		Vodafone Group PLC	831,267
			13,969,071
		Total Common Stock
		(Cost $66,444,422)	78,278,507
PREFERRED STOCK: 1.1%
		Germany: 1.1%
24,247		ProSieben SAT.1 Media AG	863,677
		Total Preferred Stock (Cost $801,033)	863,677
		Total Long-Term Investments
		(Cost $67,245,455)	79,142,184

PORTFOLIO OF INVESTMENTS
ING VP International Equity Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount				Value
SHORT-TERM INVESTMENTS: 7.5%
		United States: 1.2%
$1,000,000	**	ING Institutional Prime Money Market Fund		$1,000,000
				1,000,000
		Repurchase Agreement: 1.1%
900,000		Goldman Sachs Repurchase Agreement dated 03/30/07, 5.340%, due 04/02/07, $900,401 to be received upon repurchase (Collateralized by $893,000 Federal National Mortgage Association, 5.000%, Market Value plus accrued interest $918,206, due 04/15/15)		900,000
		Total Repurchase Agreement (Cost $900,000)		900,000
		Securities Lending Collateralcc: 5.2%
4,204,942		The Bank of New York Institutional Cash Reserves Fund		4,204,942
		Total Securities Lending Collateral (Cost $4,204,942)		4,204,942
		Total Short-Term Investments (Cost $6,104,942)		6,104,942
		Total Investments in Securities
		(Cost $73,350,397)*	104.9%	$85,247,126
		Other Assets and Liabilities — Net	(4.9)	(3,959,762)
		Net Assets	100.0%	$81,287,364

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
	**	Investment in affiliate
	*	Cost for federal income tax purposes is $73,442,600.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$12,968,687
		Gross Unrealized Depreciation		(1,164,161)
		Net Unrealized Appreciation		$11,804,526

PORTFOLIO OF INVESTMENTS
ING VP Small Company Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 95.8%
		Aerospace/Defense: 2.6%
72,300	L	DRS Technologies, Inc.	$3,771,891
92,900	@	Moog, Inc.	3,869,285
161,400	@	Teledyne Technologies, Inc.	6,042,816
			13,683,992
		Apparel: 2.7%
87,200	@, @@, L	Gildan Activewear, Inc.	5,131,720
90,800		Phillips-Van Heusen	5,339,040
128,900		Steven Madden Ltd.	3,763,880
			14,234,640
		Banks: 5.9%
533,000	L	Bank Mutual Corp.	6,060,210
226,600	L	Citizens Banking Corp.	5,021,456
133,700		FirstMerit Corp.	2,822,407
132,000		Provident Bankshares Corp.	4,337,520
136,000	@, L	Signature Bank	4,425,440
316,200	@, L	Superior Bancorp.	3,414,960
121,310		UMB Financial Corp.	4,580,666
			30,662,659
		Biotechnology: 0.9%
69,900	@, L	Alexion Pharmaceuticals, Inc.	3,022,476
135,800	@, L	Human Genome Sciences, Inc.	1,442,196
			4,464,672
		Building Materials: 1.1%
236,700	@, L	Dayton Superior Corp.	2,447,478
14,900	@, L	Genlyte Group, Inc.	1,051,195
86,300		Gibraltar Industries, Inc.	1,952,106
			5,450,779
		Chemicals: 3.6%
127,400		Albemarle Corp.	5,266,716
174,282	@	Innophos Holdings, Inc.	3,013,336
170,000	@, L	Terra Industries, Inc.	2,975,000
288,000	L	UAP Holding Corp.	7,444,800
			18,699,852
		Commercial Services: 3.0%
35,000	@	Advisory Board Co.	1,771,700
80,600		Arbitron, Inc.	3,784,170
133,031	L	Diamond Management & Technology Consultants, Inc.	1,555,132
90,700	@, L	Exponent, Inc.	1,809,465
76,100	@, L	Geo Group, Inc.	3,448,852
145,400	@, L	Live Nation, Inc.	3,207,524
			15,576,843
		Computers: 2.5%
20,900	@	CACI International, Inc.	979,374
72,500	@, L	Electronics for Imaging	1,700,125
122,000	@, L	Komag, Inc.	3,993,060
73,100	@, L	Micros Systems, Inc.	3,946,669
38,736	L	MTS Systems Corp.	1,504,506
60,310	@	Radisys Corp.	985,465
			13,109,199
		Distribution/Wholesale: 1.4%
247,760	@, L	Brightpoint, Inc.	2,834,374
120,200	L	Owens & Minor, Inc.	4,414,946
			7,249,320
		Diversified Financial Services: 1.6%
58,805	@, L	GFI Group, Inc.	3,996,976
106,350	@	Investment Technology Group, Inc.	4,168,920
			8,165,896
		Electric: 1.6%
147,200	L	ITC Holdings Corp.	6,372,288
65,100	L	Portland General Electric Co.	1,900,920
			8,273,208
		Electrical Components & Equipment: 0.4%
67,050	W	Ametek, Inc.	2,315,907
			2,315,907
		Electronics: 3.3%
95,000		CTS Corp.	1,312,900
67,900	@, L	Cymer, Inc.	2,821,245
38,500	@, L	Itron, Inc.	2,504,040
222,200	@, L	Kemet Corp.	1,699,830
80,900	@	Thomas & Betts Corp.	3,949,538
86,800	@, L	Varian, Inc.	5,056,968
			17,344,521

PORTFOLIO OF INVESTMENTS
ING VP Small Company Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Engineering & Construction: 0.7%
52,300	@	Washington Group International, Inc.	$3,473,766
			3,473,766
		Entertainment: 0.8%
171,700	@, L	Macrovision Corp.	4,301,085
			4,301,085
		Environmental Control: 0.3%
35,000	L	Metal Management, Inc.	1,617,000
			1,617,000
		Food: 1.3%
100,800		Corn Products International, Inc.	3,587,472
1,330		Seaboard Corp.	3,005,800
			6,593,272
		Gas: 2.5%
121,600		New Jersey Resources Corp.	6,086,080
111,200		Vectren Corp.	3,180,320
115,900		WGL Holdings, Inc.	3,706,482
			12,972,882
		Healthcare — Products: 2.0%
50,300	@, L	Arthrocare Corp.	1,812,812
99,800	@, L	DJO, Inc.	3,782,420
95,000	@, L	Kyphon, Inc.	4,288,300
19,479	@, L	PSS World Medical, Inc.	411,786
			10,295,318
		Healthcare — Services: 3.3%
136,259	@, L	Amedisys, Inc.	4,418,879
96,300	@, L	Magellan Health Services, Inc.	4,044,600
29,400	@	Pediatrix Medical Group, Inc.	1,677,564
143,200	@, L	Psychiatric Solutions, Inc.	5,772,392
36,000	@, L	Sierra Health Services, Inc.	1,482,120
			17,395,555
		Housewares: 1.3%
129,500		Toro Co.	6,635,580
			6,635,580
		Insurance: 5.6%
269,200	L	American Equity Investment Life Holding Co.	3,534,596
175,886	@@	Aspen Insurance Holdings Ltd.	4,609,972
176,898	@, L	First Mercury Financial Corp.	3,635,254
46,100	L	Landamerica Financial Group, Inc.	3,407,251
129,500		Ohio Casualty Corp.	3,878,525
92,500		PMI Group, Inc.	4,182,850
386,633	@, @@	RAM Holdings Ltd.	5,896,153
			29,144,601
		Internet: 0.6%
115,700	@, L	Valueclick, Inc.	3,023,241
			3,023,241
		Iron/Steel: 0.6%
51,700	L	Cleveland-Cliffs, Inc.	3,309,317
			3,309,317
		Leisure Time: 1.2%
174,500	@, L	K2, Inc.	2,109,705
85,000	@, L	Life Time Fitness, Inc.	4,369,850
			6,479,555
		Machinery — Diversified: 1.1%
12,800		Tennant Co.	403,072
147,000		Wabtec Corp.	5,070,030
			5,473,102
		Media: 0.7%
167,500		GateHouse Media, Inc.	3,400,250
			3,400,250
		Metal Fabricate/Hardware: 1.1%
189,300		Commercial Metals Co.	5,934,555
			5,934,555
		Miscellaneous Manufacturing: 0.7%
152,900	L	Barnes Group, Inc.	3,518,229
			3,518,229
		Oil & Gas: 3.1%
114,700	@, L	Carrizo Oil & Gas, Inc.	4,009,912
165,300	@, L	Denbury Resources, Inc.	4,924,287
224,800	@, L	EXCO Resources, Inc.	3,727,184
157,300	@, L	Parallel Petroleum Corp.	3,610,035
			16,271,418
		Oil & Gas Services: 4.4%
53,000	@, @@, L	Core Laboratories NV	4,442,990
43,300	@, L	FMC Technologies, Inc.	3,020,608
285,600	@	Global Industries Ltd.	5,223,624
71,100	@	Hydril	6,842,664

PORTFOLIO OF INVESTMENTS
ING VP Small Company Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Oil & Gas Services (continued)
164,800	@, @@	North American Energy Partners, Inc.	$3,475,632
			23,005,518
		Packaging & Containers: 0.3%
29,500	L	Silgan Holdings, Inc.	1,507,745
			1,507,745
		Pharmaceuticals: 2.2%
32,800	@, L	Alkermes, Inc.	506,432
57,500	@, L	BioMarin Pharmaceuticals, Inc.	992,450
78,500	@, L	Cubist Pharmaceuticals, Inc.	1,732,495
139,200	@, L	HealthExtras, Inc.	4,006,176
85,700	@, L	Sciele Pharma, Inc.	2,029,376
36,200	@, L	United Therapeutics Corp.	1,946,836
			11,213,765
		Real Estate: 0.8%
41,800	L	Jones Lang LaSalle, Inc.	4,358,904
			4,358,904
		Real Estate Investment Trusts: 3.8%
364,900	L	American Financial Realty Trust	3,678,192
132,600		BioMed Realty Trust, Inc.	3,487,380
317,400		DCT Industrial Trust, Inc.	3,754,842
181,200		Innkeepers USA Trust	2,949,936
120,900		Lexington Corporate Properties Trust	2,554,617
101,100	L	Nationwide Health Properties, Inc.	3,160,386
			19,585,353
		Retail: 6.4%
170,500	L	Casey’s General Stores, Inc.	4,264,205
111,500	L	Domino’s Pizza, Inc.	3,620,405
140,600	@, L	JOS A Bank Clothiers, Inc.	4,970,210
44,400	L	Longs Drug Stores Corp.	2,292,816
73,500	@, L	Pantry, Inc.	3,323,670
83,700		Regis Corp.	3,378,969
155,100	@	Ruth’s Chris Steak House	3,157,836
198,750	L	Stage Stores, Inc.	4,632,863
104,900	@, L	Tween Brands, Inc.	3,747,028
			33,388,002
		Savings & Loans: 3.7%
108,328		BankAtlantic Bancorp., Inc.	1,187,275
248,803	L	First Niagara Financial Group, Inc.	3,460,850
376,200		NewAlliance Bancshares, Inc.	6,098,202
234,400	L	Provident Financial Services, Inc.	4,090,280
394,600	L	Westfield Financial, Inc.	4,230,112
			19,066,719
		Semiconductors: 4.0%
36,500	@, L	Actel Corp.	602,980
379,900	@, L	Axcelis Technologies, Inc.	2,902,436
119,600	@	DSP Group, Inc.	2,272,400
435,700	@, L	Entegris, Inc.	4,661,990
152,000	@, L	Fairchild Semiconductor International, Inc.	2,541,440
100,100	@, L	Formfactor, Inc.	4,479,475
122,000	@, L	Micrel, Inc.	1,344,440
108,700	@, L	Microsemi Corp.	2,262,047
			21,067,208
		Software: 4.1%
142,700	@, L	Ansys, Inc.	7,244,879
147,800		Global Payments, Inc.	5,034,068
351,300	@, L	Informatica Corp.	4,717,959
130,050	@, L	THQ, Inc.	4,446,410
			21,443,316
		Storage/Warehousing: 0.8%
148,400	@, L	Mobile Mini, Inc.	3,974,152
			3,974,152
		Telecommunications: 3.3%
110,000	L	Adtran, Inc.	2,678,500
268,700		Alaska Communications Systems Group, Inc.	3,963,325
64,800	@	NeuStar, Inc.	1,842,912
71,000		Otelco, Inc.	1,478,930
122,700	@	RCN Corp.	3,134,985
133,300	@, L	SBA Communications Corp.	3,939,015
			17,037,667
		Textiles: 0.4%
61,500		G&K Services, Inc.	2,231,220
			2,231,220
		Transportation: 1.6%
115,900	@, L	HUB Group, Inc.	3,359,941
63,200	@, L	Kirby Corp.	2,210,736
103,863		Pacer International, Inc.	2,798,069
			8,368,746

PORTFOLIO OF INVESTMENTS
ING VP Small Company Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Trucking & Leasing: 2.5%
114,400		GATX Corp.	$5,468,320
231,800	@, @@, L	Genesis Lease Ltd. ADR	6,061,570
63,100	L	Greenbrier Cos., Inc.	1,684,770
			13,214,660
		Total Common Stock
		(Cost $433,592,991)	498,533,189
EXCHANGE-TRADED FUNDS: 0.5%
		Exchange-Traded Funds: 0.5%
34,500	L	iShares Russell 2000 Index Fund	2,743,095
		Total Exchange-Traded Funds (Cost $2,253,278)	2,743,095
		Total Long-Term Investments (Cost $435,846,269)	501,276,284

Principal Amount				Value
SHORT-TERM INVESTMENTS: 28.1%
		Mutual Fund: 3.0%
$16,000,000	**	ING Institutional Prime Money Market Fund		$16,000,000
		Total Mutual Fund (Cost $16,000,000)		16,000,000
		Repurchase Agreement: 0.1%
417,000		Goldman Sachs Repurchase Agreement dated 03/30/07, 5.340%, due 04/02/07, $417,186 to be received upon repurchase (Collateralized by $414,000 Federal National Mortgage Association, 5.000%, Market Value plus accrued interest $425,686, due 04/15/15)		417,000
		Total Repurchase Agreement (Cost $417,000)		417,000
		Securities Lending Collateralcc: 25.0%
130,048,852		The Bank of New York Institutional Cash Reserves Fund		130,048,852
		Total Securities Lending Collateral (Cost $130,048,852)		130,048,852
		Total Short-Term Investments (Cost $146,465,852)		146,465,852
		Total Investments in Securities (Cost $582,312,121)*	124.4%	$647,742,136
		Other Assets and Liabilities — Net	(24.4)	(127,066,682)
		Net Assets	100.0%	$520,675,454

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
**	Investment in affiliate
*	Cost for federal income tax purposes is $583,015,745.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$76,076,871
	Gross Unrealized Depreciation	(11,350,480)
	Net Unrealized Appreciation	$64,726,391

PORTFOLIO OF INVESTMENTS
ING VP Value Opportunity Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 100.1%
		Aerospace/Defense: 1.3%
11,500		Boeing Co.	$1,022,465
23,700		United Technologies Corp.	1,540,500
			2,562,965
		Agriculture: 4.5%
61,800		Altria Group, Inc.	5,426,658
43,200		Loews Corp.	3,266,352
			8,693,010
		Airlines: 0.7%
45,000	@	AMR Corp.	1,370,250
			1,370,250
		Auto Parts & Equipment: 1.6%
99,200	@, L	Goodyear Tire & Rubber Co.	3,094,048
			3,094,048
		Banks: 8.6%
94,800		Bank of America Corp.	4,836,696
100,700		Bank of New York Co., Inc.	4,083,385
35,225	L	Capital One Financial Corp.	2,658,079
147,200		Wells Fargo & Co.	5,068,096
			16,646,256
		Beverages: 2.9%
42,900		Coca-Cola Co.	2,059,200
13,400	@@	Fomento Economico Mexicano SA de CV ADR	1,479,226
22,800	L	Molson Coors Brewing Co.	2,157,336
			5,695,762
		Chemicals: 2.0%
41,300		Air Products & Chemicals, Inc.	3,054,548
33,263		HB Fuller Co.	907,082
			3,961,630
		Coal: 1.1%
50,900	L	Peabody Energy Corp.	2,048,216
			2,048,216
		Computers: 2.7%
71,500		Hewlett-Packard Co.	2,870,010
25,400		International Business Machines Corp.	2,394,204
			5,264,214
		Cosmetics/Personal Care: 3.2%
99,400		Procter & Gamble Co.	6,278,104
			6,278,104
		Diversified Financial Services: 15.0%
20,900	@, L	Affiliated Managers Group, Inc.	2,264,515
19,100		Bear Stearns Cos., Inc.	2,871,685
124,700		Citigroup, Inc.	6,402,098
45,300	L	Countrywide Financial Corp.	1,523,892
115,463	@	E*Trade Financial Corp.	2,450,125
36,800		Freddie Mac	2,189,232
96,500		JP Morgan Chase & Co.	4,668,670
51,900		Merrill Lynch & Co., Inc.	4,238,673
31,900		Morgan Stanley	2,512,444
			29,121,334
		Electric: 4.2%
98,500	@	Mirant Corp.	3,985,310
15,800	@, L	NRG Energy, Inc.	1,138,232
62,300		PG&E Corp.	3,007,221
			8,130,763
		Electrical Components & Equipment: 0.8%
28,400	@	General Cable Corp.	1,517,412
			1,517,412
		Electronics: 1.2%
214,900	@, @@	Flextronics International Ltd.	2,351,006
			2,351,006
		Engineering & Construction: 1.0%
112,200	@@, L	ABB Ltd. ADR	1,927,596
			1,927,596
		Entertainment: 1.2%
113,200	L	Regal Entertainment Group	2,249,284
			2,249,284
		Gas: 1.4%
45,000		Sempra Energy	2,745,450
			2,745,450
		Healthcare — Products: 1.0%
32,200		Johnson & Johnson	1,940,372
			1,940,372

PORTFOLIO OF INVESTMENTS
ING VP Value Opportunity Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare — Services: 1.1%
48,400		Aetna, Inc.	$2,119,436
			2,119,436
		Insurance: 8.4%
63,000		American International Group, Inc.	4,234,860
48,600		Genworth Financial, Inc.	1,698,084
38,800	L	Metlife, Inc.	2,450,220
40,800	L	MGIC Investment Corp.	2,403,936
42,425		Stancorp Financial Group, Inc.	2,086,037
65,000		Travelers Cos., Inc.	3,365,050
			16,238,187
		Iron/Steel: 0.8%
14,200		Allegheny Technologies, Inc.	1,514,998
			1,514,998
		Media: 1.6%
87,300		Walt Disney Co.	3,005,739
			3,005,739
		Miscellaneous Manufacturing: 3.1%
41,400		Cooper Industries Ltd.	1,862,586
54,200		Dover Corp.	2,645,502
42,300		General Electric Co.	1,495,728
			6,003,816
		Oil & Gas: 13.6%
43,000		ConocoPhillips	2,939,050
41,700		ENSCO International, Inc.	2,268,480
122,600		ExxonMobil Corp.	9,250,170
35,400	@, L	Newfield Exploration Co.	1,476,534
44,800		Occidental Petroleum Corp.	2,209,088
93,500	@	Plains Exploration & Production Co.	4,220,590
60,800		Valero Energy Corp.	3,920,992
			26,284,904
		Pharmaceuticals: 4.5%
40,695	@	Medco Health Solutions, Inc.	2,951,608
149,600		Pfizer, Inc.	3,778,896
41,300		Wyeth	2,066,239
			8,796,743
		Pipelines: 0.0%
1,016		Dynegy, Inc.	9,408
			9,408
		Real Estate Investment Trusts: 2.9%
69,800	L	KKR Financial Corp.	1,914,614
43,400		Liberty Property Trust	2,114,448
56,400		Sunstone Hotel Investors, Inc.	1,537,464
			5,566,526
		Retail: 2.1%
54,300		McDonald’s Corp.	2,446,215
43,200	@	Office Depot, Inc.	1,518,048
			3,964,263
		Savings & Loans: 1.0%
146,400	L	Hudson City Bancorp., Inc.	2,002,752
			2,002,752
		Software: 1.1%
77,600		First Data Corp.	2,087,440
			2,087,440
		Telecommunications: 5.5%
185,800		AT&T, Inc.	7,326,094
185,300	@, L	Qwest Communications International, Inc.	1,665,847
41,900		Verizon Communications, Inc.	1,588,848
			10,580,789
		Total Common Stock
		(Cost $165,197,098)	193,772,673

Principal Amount		Value
SHORT-TERM INVESTMENTS: 13.6%
$145,000	Repurchase Agreement: 0.1%
	Goldman Sachs Repurchase Agreement dated 03/30/07, 5.340%, due 04/02/07, $145,065 to be received upon repurchase (Collateralized by $144,000 Federal National Mortgage Association, 5.000%, Market Value plus accrued interest $148,065, due 04/15/15)	$145,000
	Total Repurchase Agreement (Cost $145,000)	145,000
	Securities Lending Collateralcc: 13.5%
26,143,728	The Bank of New York Institutional Cash Reserves Fund	26,143,728
	Total Securities Lending Collateral (Cost $26,143,728)	26,143,728

PORTFOLIO OF INVESTMENTS
ING VP Value Opportunity Portfolio	as of March 31, 2007 (Unaudited) (continued)

			Value
	Total Short-Term Investments
	(Cost $26,288,728)		$26,288,728
	Total Investments in Securities
	(Cost $191,485,826)*	113.7%	$220,061,401
	Other Assets and Liabilities — Net	(13.7)	(26,437,287)
	Net Assets	100.0%	$193,624,114

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
*	Cost for federal income tax purposes is $191,857,986.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$29,882,140
	Gross Unrealized Depreciation		(1,678,725)
	Net Unrealized Appreciation		$28,203,415

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Portfolios, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 30, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 30, 2007